Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
June 30, 2024
|
June 30, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 8.8%
Aaset Trust ,
467,580 Series 2021-2A-A 2.80%
(a)
01/15/2047 423,449
500,000 Series 2024-1A-A1 6.26%
(a)
05/16/2049 501,665
Affirm Asset Securitization Trust ,
352,928 Series 2023-X1-A 7.11%
(a)
11/15/2028 354,095
650,000 Series 2024-X1-B 6.34%
(a)
05/15/2029 652,258
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 601,220
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 1,992,983
AREIT Ltd. ,
200,000 Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor) 7.87%
(a)
05/17/2041 200,360
Carvana Auto Receivables Trust ,
832,523 Series 2023-P5-A2 5.77%
(a)
04/12/2027 832,103
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 687,407
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 502,804
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 471,573
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 479,516
Diamond Resorts Owner Trust ,
115,490 Series 2021-1A-A 1.51%
(a)
11/21/2033 108,280
EWC Master Issuer LLC ,
490,000 Series 2022-1A-A2 5.50%
(a)
03/15/2052 467,079
GLS Auto Receivables Issuer Trust ,
70,719 Series 2021-2A-C 1.08%
(a)
06/15/2026 70,436
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 7.09%
(a)
07/15/2039 237,521
Hilton Grand Vacations Trust ,
197,327 Series 2022-1D-C 4.69%
(a)
06/20/2034 190,917
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.74%
(a)
02/15/2039 203,714
Lendbuzz Securitization Trust ,
461,485 Series 2022-1A-A 4.22%
(a)
05/17/2027 455,108
Lunar Structured Aircraft Portfolio Notes ,
777,608 Series 2021-1-A 2.64%
(a)
10/15/2046 697,683
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 307,205
Mosaic Solar Loan Trust ,
543,755 Series 2018-2GS-A 4.20%
(a)
02/22/2044 500,546
Pagaya AI Debt Trust ,
60,076 Series 2022-2-A 4.97%
(a)
01/15/2030 59,930
211,433 Series 2023-3-A 7.60%
(a)
12/16/2030 212,522
749,994 Series 2023-5-B 7.63%
(a)
04/15/2031 754,591
484,503 Series 2024-1-A 6.66%
(a)
07/15/2031 486,813
Progress Residential Trust ,
2,700,000 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,474,510
2,500,000 Series 2024-SFR4-C 3.33%
(a)(b)
07/09/2029 2,233,698
Prosper Marketplace Issuance Trust ,
423,868 Series 2023-1A-A 7.06%
(a)
07/16/2029 425,541
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 475,992
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(a)
04/20/2049 645,122
Santander Drive Auto Receivables Trust ,
271,883 Series 2020-4-D 1.48% 01/15/2027 268,554
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 476,711
SERVPRO Master Issuer LLC ,
498,750 Series 2024-1A-A2 6.17%
(a)
01/25/2054 503,507
Sierra Timeshare Receivables Funding LLC ,
185,077 Series 2019-2A-A 2.59%
(a)
05/20/2036 184,750
SMB Private Education Loan Trust ,
672,836 Series 2021-A-B 2.31%
(a)
01/15/2053 632,607
Subway Funding LLC ,
300,000 Series 2024-1A-A23 6.51%
(a)
07/30/2054 306,474
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(a)
06/25/2054 483,896
Theorem Funding Trust ,
187,528 Series 2023-1A-A 7.58%
(a)
04/15/2029 189,222
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 494,315
Upstart Securitization Trust ,
246,321 Series 2021-4-B 1.84%
(a)
09/20/2031 243,445
681,358 Series 2021-5-B 2.49%
(a)
11/20/2031 673,991
VOLT C LLC ,
298,119 Series
2021-NP10-A1 4.99%
(a)(c)
05/25/2051 293,055
256,197 Series
2021-NPL9-A1 4.99%
(a)(c)
05/25/2051 251,226
Washington Mutual WMABS Trust ,
3,559,581 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.33%, 0.22%
Floor) 5.68% 02/25/2037 999,116
Total Asset Backed Obligations
(Cost $24,524,594) 24,707,510
BANK LOANS 3.1%
1011778 B.C. Unlimited Liability Co. ,
69,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75%) 7.09% 09/20/2030 69,737
Access CIG LLC ,
129,261 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.50%
Floor) 10.33% 08/18/2028 130,251
Acrisure LLC ,
100,299 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.59% 11/06/2030 100,300
Acuris Finance U.S., Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 9.48% 02/16/2028 70,102

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ADMI Corp. ,
64,605 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.21% 12/23/2027 63,434
Air Canada ,
44,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.85% 03/21/2031 45,007
Alliant Holdings Intermediate LLC ,
109,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.84% 11/06/2030 109,843
Allied Universal Holdco LLC ,
163,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.19% 05/12/2028 163,219
Allspring Buyer LLC ,
124,227 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.82% 11/01/2028 124,115
Alterra Mountain Co. ,
89,086 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.59% 08/17/2028 89,495
Altice France SA ,
29,924 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50%) 10.83% 08/15/2028 22,069
American Airlines, Inc. ,
136,051 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.50%) 7.77% 06/04/2029 136,000
AmWINS Group, Inc. ,
24,935 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor) 7.71% 02/19/2028 24,945
APi Group DE, Inc. ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.34% 12/18/2028 10,007
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Applied Systems, Inc. ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 10.58% 02/23/2032 10,368
Apro LLC ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.08% 06/26/2031 60,075
APX Group, Inc. ,
113,832 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.75%, 0.50%
Floor) 8.09% 07/10/2028 114,117
Ardonagh Group Finco Pty. Ltd. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 9.09% 02/27/2031 84,947
Artera Services LLC ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 9.83% 02/15/2031 35,140
AssuredPartners, Inc. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.84% 02/14/2031 105,130
Asurion LLC ,
54,723 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.69% 08/19/2028 54,387
athenahealth Group, Inc. ,
164,254 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.59% 02/15/2029 163,920
Aveanna Healthcare LLC ,
69,465 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.20% 07/17/2028 66,686
Bausch & Lomb Corp. ,
73,869 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.69% 05/10/2027 73,176

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
29,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.34% 09/29/2028 29,757
BCPE Empire Holdings, Inc. ,
119,102 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 9.34% 12/11/2028 119,273
Boxer Parent Co., Inc. ,
139,300 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.34% 12/29/2028 139,760
Brand Industrial Services, Inc. ,
34,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.83% 08/01/2030 34,980
Broadstreet Partners, Inc. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.59% 06/16/2031 44,933
Brown Group Holding LLC ,
34,808 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.19% 06/07/2028 34,832
Camelot U.S. Acquisition LLC ,
44,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.09% 01/31/2031 45,022
Carnival Corp. ,
19,076 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.75%
Floor) 8.09% 08/08/2027 19,195
Catalent Pharma Solutions, Inc. ,
118,772 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.46% 02/22/2028 118,861
Cedar Fair LP ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.33% 05/01/2031 39,981
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Cengage Learning, Inc. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month
+ 4.25%, 1.00%
Floor) 9.54% 03/24/2031 30,047
Central Parent LLC ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.58% 07/06/2029 79,075
Charter Next Generation, Inc. ,
19,910 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.75%
Floor) 8.84% 12/01/2027 19,968
ClubCorp Holdings, Inc. ,
30,643 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.00%) 10.60% 09/18/2026 30,842
Clydesdale Acquisition Holdings, Inc. ,
39,797 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.68%, 0.50%
Floor) 9.12% 04/13/2029 39,934
Concentra Health Services, Inc. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25%) 7.59% 06/26/2031 35,175
Cotiviti, Inc. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.58% 05/01/2031 104,476
CPI Holdco B LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.34% 05/17/2031 25,004
CSC Holdings LLC ,
19,845 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.60%) 7.94% 04/15/2027 16,542
DCert Buyer, Inc. ,
69,546 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.34% 10/16/2026 67,938

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Deerfield Dakota Holding LLC ,
164,571 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 1.00%
Floor) 9.08% 04/09/2027 164,693
DG Investment Intermediate Holdings 2, Inc. ,
69,463 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.21% 03/31/2028 69,477
DIRECTV Financing LLC ,
10,366 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.75%
Floor) 10.44% 08/02/2027 10,400
Dynasty Acquisition Co., Inc. ,
79,426 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.84% 08/24/2028 79,805
EAB Global, Inc. ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.58% 08/16/2028 40,010
Eagle Parent Corp. ,
44,796 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 9.58% 04/02/2029 43,665
Edelman Financial Engines Center LLC ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%) 10.59% 10/31/2028 35,131
EG Group Ltd. ,
34,912 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.50%, 0.50%
Floor) 11.24% 02/28/2028 34,549
EMRLD Borrower LP ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 7.83% 06/18/2031 40,050
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Epicor Software Corp. ,
22,375 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor) 8.59% 05/30/2031 22,496
Fertitta Entertainment LLC ,
133,721 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.08% 01/27/2029 134,030
Focus Financial Partners LLC ,
113,827 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.84% 06/30/2028 113,853
Frontier Communications Holdings LLC ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.83% 06/20/2031 70,000
Gainwell Acquisition Corp. ,
148,907 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor) 9.43% 10/01/2027 144,564
Garda World Security Corp. ,
84,784 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25%) 9.59% 02/01/2029 85,420
GIP Pilot Acquisition Partners LP ,
16,799 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.83% 10/04/2030 16,841
Grant Thornton Advisors LLC ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.60% 06/02/2031 50,206
Great Outdoors Group LLC ,
99,235 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.19% 03/06/2028 99,276
Grifols Worldwide Operations Ltd. ,
25,441 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.44% 11/15/2027 25,059

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GTCR Everest Borrower LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.35% 06/03/2031 30,056
Hamilton Projects Acquiror LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.08% 05/31/2031 15,115
Harbor Freight Tools USA, Inc. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50%) 7.84% 06/11/2031 44,926
Hexion Holdings Corp. ,
39,810 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.98% 03/15/2029 39,728
Husky Injection Molding Systems Ltd. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
5.00%) 10.33% 02/15/2029 105,372
Ineos Quattro Holdings UK Ltd. ,
74,813 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.69% 04/02/2029 74,766
Ineos U.S. Finance LLC ,
104,213 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.93% 02/18/2030 103,743
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.09% 02/07/2031 45,169
Kenan Advantage Group, Inc. (The) ,
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.09% 01/25/2029 80,299
Kronos Acquisition Holdings, Inc. ,
29,846 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.31% 12/22/2026 29,857
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 9.34% 06/27/2031 24,875
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LBM Acquisition LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.18% 05/30/2031 88,619
LC Ahab U.S. Bidco LLC ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.84% 05/01/2031 50,157
LifePoint Health, Inc. ,
139,650 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 10.06% 11/16/2028 140,584
Lummus Technology Holdings V LLC ,
46,459 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.96% 12/31/2029 46,691
Mavis Tire Express Services Topco Corp. ,
73,294 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.09% 05/04/2028 73,548
McAfee Corp. ,
34,773 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.58% 03/01/2029 34,781
Medline Borrower LP ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.58% 10/23/2028 50,063
MI Windows and Doors LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.84% 03/28/2031 25,182
Mitchell International, Inc. ,
170,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.58% 06/17/2031 168,766
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 10.59% 06/07/2032 34,978

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Modena Buyer LLC ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 9.83% 04/18/2031 58,641
Motion Acquisition Ltd. ,
144,638 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.83% 11/12/2029 144,854
Natgasoline LLC ,
44,878 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.96% 11/14/2025 44,738
NEP Group, Inc. ,
44,994 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.71% 08/19/2026 42,782
Olympus Water U.S. Holding Corp. ,
56,238 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.32% 11/09/2028 56,414
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.50%, 0.50%
Floor) 8.85% 06/09/2031 70,218
OneDigital Borrower LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor) 9.68% 11/16/2027 89,887
120,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.58% 06/13/2031 119,850
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.75%) 10.58% 06/14/2032 39,900
Ontario Gaming GTA LP ,
29,850
Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 9.58% 08/01/2030 30,032
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Organon & Co. ,
19,903 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.83% 05/19/2031 19,941
Osmosis Buyer Ltd. ,
138,777 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 9.33% 07/31/2028 139,181
OVG Business Services LLC ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.35% 06/14/2031 54,966
Pacific Dental Services LLC ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.58% 03/15/2031 90,065
Packaging Coordinators Midco, Inc. ,
95,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.75%
Floor) 8.58% 11/30/2027 95,436
Parexel International, Inc. ,
113,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.71% 11/15/2028 113,920
Penn Entertainment, Inc. ,
128,090 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.19% 05/03/2029 128,393
PetSmart LLC ,
118,477 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.19% 02/11/2028 118,279
Playa Resorts Holding BV ,
59,397 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.59% 01/05/2029 59,505

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Pregis TopCo LLC ,
49,482 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.34% 07/31/2026 49,590
Proofpoint, Inc. ,
127,926 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.32% 08/31/2028 128,190
Quikrete Holdings, Inc. ,
24,748 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.59% 03/19/2029 24,793
Radiology Partners, Inc. ,
44,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00%) 9.09% 01/31/2029 42,748
Radnet Management, Inc. ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.83% 04/18/2031 20,038
Resideo Funding, Inc. ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.33% 06/13/2031 55,000
Sedgwick Claims Management Services, Inc. ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.34% 06/30/2031 100,125
SMG U.S. Midco 2, Inc. ,
118,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.50%) 8.24% 01/23/2025 118,509
Sotera Health Holdings LLC ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.59% 05/30/2031 159,934
Station Casinos LLC ,
39,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.59% 03/14/2031 39,930
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Stubhub Holdco Sub LLC ,
44,334 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75%) 10.09% 03/15/2030 44,403
SWF Holdings I Corp. ,
19,684 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.46% 10/06/2028 16,904
TK Elevator Midco GmbH ,
159,201 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month
+ 3.50%, 0.50%
Floor) 8.79% 04/30/2030 160,220
TransDigm, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.84% 02/28/2031 50,037
Triton Water Holdings, Inc. ,
165,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.81% 03/31/2028 165,248
United AirLines, Inc. ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.09% 02/22/2031 105,130
Vestis Corp. ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25%) 7.58% 02/22/2031 34,789
Vistra Zero Operating Co. LLC ,
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.09% 04/30/2031 20,067
Wand Newco 3, Inc. ,
65,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.09% 01/30/2031 65,505
WaterBridge Midstream Operating LLC ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.00%) 10.09% 06/21/2029 19,900

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
WestJet Loyalty LP ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 9.05% 02/14/2031 80,460
White Cap Supply Holdings LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.59% 10/19/2029 15,043
Zayo Group Holdings, Inc. ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.46% 03/09/2027 21,833
Total Bank Loans
(Cost $8,592,154) 8,644,263
COLLATERALIZED LOAN OBLIGATIONS 4.6%
37 Capital CLO 4 Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.12%
(a)
01/15/2034 503,036
AIMCO CLO 21 Ltd. ,
500,000 Series 2024-21A-D1
(CME Term SOFR
3 Month + 3.15%,
3.15% Floor) 8.48%
(a)
04/18/2037 501,900
Arbor Realty Commercial Real Estate Notes Ltd. ,
161,870 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.51%
(a)
08/15/2034 161,428
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor) 8.22%
(a)
10/21/2036 506,792
BRSP Ltd. ,
231,909 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.60%
(a)
08/19/2038 229,531
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 8.59%
(a)
09/15/2035 272,736
Captree Park CLO Ltd. ,
500,000 Series 2024-1A-D
(CME Term SOFR
3 Month + 3.25%,
3.25% Floor) 8.58%
(a)
07/20/2037 501,853
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor) 7.43%
(a)
07/17/2034 503,020
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor) 7.14%
(a)
01/15/2034 500,347
Elmwood CLO 28 Ltd. ,
500,000 Series 2024-4A-D
(CME Term SOFR
3 Month + 3.30%,
3.30% Floor) 8.64%
(a)
04/17/2037 501,856
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.08%
(a)
07/15/2036 510,230
LoanCore Issuer Ltd. ,
152,165 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.74%
(a)
07/15/2036 151,467
Marble Point CLO XI Ltd. ,
500,000 Series 2017-2A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.09%
(a)
12/18/2030 500,735
MF1 Multifamily Housing Mortgage Loan Trust ,
132,047 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.53%
(a)
10/16/2036 131,508
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor) 7.58%
(a)
03/19/2039 260,414
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor) 6.99%
(a)
08/18/2041 279,300
Midocean Credit CLO IX ,
500,000 Series 2018-9A-D
(CME Term SOFR
3 Month + 3.56%,
3.30% Floor) 8.89%
(a)
07/20/2031 499,854
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor) 7.18%
(a)
04/15/2035 500,362
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor) 7.69%
(a)
10/20/2031 500,020
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor) 7.74%
(a)
10/15/2030 1,000,410
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 8.84%
(a)
10/25/2034 481,246

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Steele Creek CLO Ltd. ,
682,645 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51%) 6.84%
(a)
10/15/2030 682,783
STWD Ltd. ,
300,000 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.84%
(a)
07/15/2038 296,599
140,137 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.65%
(a)
04/18/2038 138,484
TRTX Issuer Ltd. ,
176,862 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.64%
(a)
03/15/2038 175,396
Venture XXVI CLO Ltd. ,
500,000 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor) 7.29%
(a)
01/20/2029 501,290
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 7.49%
(a)
10/15/2030 1,002,432
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61%) 8.94%
(a)
07/14/2031 497,520
Wellfleet CLO Ltd. ,
500,000 Series 2017-3A-A2
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.08%
(a)
01/17/2031 500,503
Total Collateralized Loan Obligations
(Cost $12,551,525) 12,793,052
FOREIGN CORPORATE BONDS 7.4%
AUSTRALIA 0.4%
195,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 182,400
310,000 Glencore Funding
LLC 5.37%
(a)
04/04/2029 308,661
370,000 Macquarie Group
Ltd. (SOFR +
2.21%) 5.11%
(a)
08/09/2026 368,108
380,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.53%) 3.02% 11/18/2036 311,918
1,171,087
BERMUDA 0.1%
345,000 Triton Container
International Ltd. 3.25% 03/15/2032 283,406
BRAZIL 0.8%
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 8.75%
(d)
10/15/2024 204,205
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 189,752
200,000 Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 200,337
250,000 Cosan Overseas
Ltd. 8.25%
(d)
08/05/2024 254,348
200,000 CSN Resources SA 5.88% 04/08/2032 166,596
331,260 Guara Norte Sarl 5.20% 06/15/2034 305,531
200,000 Movida Europe SA 7.85%
(a)
04/11/2029 188,355
157,660 MV24 Capital BV 6.75% 06/01/2034 150,742
314,745 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 313,295
200,000 Simpar Europe SA 5.20% 01/26/2031 164,759
123,000 Vale Overseas Ltd. 6.40% 06/28/2054 121,733
2,259,653
CANADA 0.3%
330,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 310,218
51,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 51,162
75,000 Bombardier, Inc. 8.75%
(a)
11/15/2030 81,152
25,000 Bombardier, Inc. 7.00%
(a)
06/01/2032 25,379
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 28,704
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 31,966
140,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 145,147
70,000 Kronos Acquisition
Holdings, Inc. 8.25%
(a)
06/30/2031 70,158
743,886
CAYMAN ISLANDS 0.1%
212,431 Global Aircraft
Leasing Co. Ltd. 6.50%
(a)
09/15/2024 204,692
CHILE 0.4%
200,000 Agrosuper SA 4.60% 01/20/2032 175,408
200,000 Banco del Estado
de Chile (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.23%) 7.95%
(a)(d)
05/02/2029 206,728
400,000 CAP SA 3.90% 04/27/2031 320,351
198,056 Chile Electricity PEC
SpA 0.00% 01/25/2028 158,940
258,880 GNL Quintero SA 4.63% 07/31/2029 252,908
1,114,335

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CHINA 0.2%
635,000 NXP BV 3.88% 06/18/2026 616,928
COLOMBIA 0.4%
191,666 AI Candelaria Spain
SA 7.50% 12/15/2028 188,406
250,000 AI Candelaria Spain
SA 5.75% 06/15/2033 202,444
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.94%) 4.63% 12/18/2029 193,325
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.32%) 8.63% 12/24/2034 204,397
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 105,927
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 172,575
171,860 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 169,282
1,236,356
DOMINICAN REPUBLIC 0.1%
200,000 Aeropuertos
Dominicanos
Siglo XXI SA 7.00%
(a)
06/30/2034 202,740
GUATEMALA 0.4%
150,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 145,214
400,000 CT Trust 5.13% 02/03/2032 352,723
200,000 Energuate Trust 5.88% 05/03/2027 193,011
180,000 Millicom
International
Cellular SA 6.63% 10/15/2026 179,951
180,000 Millicom
International
Cellular SA 6.25% 03/25/2029 173,416
1,044,315
INDIA 0.7%
172,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 144,142
400,000 Adani Ports &
Special Economic
Zone Ltd. 4.20% 08/04/2027 372,100
151,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 125,475
456,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 405,450
400,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(d)
01/15/2025 397,838
250,000 Reliance Industries
Ltd. 4.13% 01/28/2025 247,844
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 175,528
1,868,377
INDONESIA 0.6%
250,000 Adaro Indonesia PT 4.25% 10/31/2024 248,049
200,000 Bank Negara
Indonesia
Persero Tbk. PT 3.75% 03/30/2026 191,280
200,000 Freeport Indonesia
PT 4.76% 04/14/2027 196,870
200,000 Freeport Indonesia
PT 5.32% 04/14/2032 194,100
200,000 Indonesia Asahan
Aluminium PT 5.45% 05/15/2030 196,521
309,680 LLPL Capital Pte.
Ltd. 6.88% 02/04/2039 312,184
200,000 Minejesa Capital
BV 5.63% 08/10/2037 180,970
300,000 Pertamina Persero
PT 1.40% 02/09/2026 280,557
1,800,531
IRELAND 0.2%
530,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 527,217
140,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 142,800
670,017
KUWAIT 0.1%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 198,255
LUXEMBOURG 0.1%
169,000 ArcelorMittal SA 6.00% 06/17/2034 168,968
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.64%) 5.88%
(d)
01/24/2027 187,846
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 10 Year
+ 5.35%) 7.63%
(d)
01/10/2028 197,017
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 178,327
400,000 BBVA Bancomer
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.65%) 5.13% 01/18/2033 364,826
200,000 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 207,993

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
5.16%) 9.13%
(a)(d)
03/14/2028 213,705
234,300 Cometa Energia SA
de CV 6.38% 04/24/2035 227,604
200,000 Comision Federal
de Electricidad 3.35% 02/09/2031 165,433
362,904 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 355,978
100,000 Petroleos
Mexicanos 6.75% 09/21/2047 65,842
50,000 Southern Copper
Corp. 3.88% 04/23/2025 49,237
350,671 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 316,612
2,530,420
PARAGUAY 0.2%
126,736 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 95,052
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 136,193
333,333 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 229,847
461,092
PERU 0.8%
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 241,031
200,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 186,168
200,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 194,366
400,000 Cia de Minas
Buenaventura
SAA 5.50% 07/23/2026 386,998
200,000 Inkia Energy Ltd. 5.88% 11/09/2027 201,150
150,000 InRetail Shopping
Malls 5.75% 04/03/2028 147,480
200,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 186,731
171,666 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 169,186
200,000 Minsur SA 4.50% 10/28/2031 177,736
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 198,466
400,000 Petroleos del Peru
SA 5.63% 06/19/2047 255,727
160,000 Transportadora de
Gas del Peru SA 4.25% 04/30/2028 154,795
2,499,834
SINGAPORE 0.4%
300,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 281,962
400,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 382,575
400,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 369,859
1,034,396
SOUTH AFRICA 0.1%
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 188,595
UNITED KINGDOM 0.1%
134,000 BAT Capital Corp. 4.54% 08/15/2047 103,280
50,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 51,450
154,730
VIETNAM 0.1%
210,820 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 200,548
Total Foreign Corporate Bonds
(Cost $20,274,122) 20,653,161
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.3%
BANK ,
300,000 Series 2018-BN11-C 4.52%
(b)
03/15/2061 267,720
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 190,044
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 141,672
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 186,888
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 247,493
307,000 Series
2022-BNK43-C 5.40%
(b)
08/15/2055 263,475
6,003,323 Series
2023-BNK46-XA 0.75%
(b)(e)
08/15/2056 235,980
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.98%
(b)
07/15/2049 251,135
197,912 Series
2017-BNK3-A3 3.31% 02/15/2050 188,257

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BANK5 ,
11,922,991 Series
2023-5YR1-XA 0.48%
(b)(e)
04/15/2056 119,218
271,000 Series
2024-5YR7-A2 5.79% 06/15/2057 275,007
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 264,930
300,000 Series 2021-C12-A5 2.69% 11/15/2054 253,249
180,000 Series 2021-C12-AS 2.90% 11/15/2054 148,607
250,000 Series 2021-C9-A5 2.30% 02/15/2054 208,874
100,000 Series 2022-C16-A5 4.60%
(b)
06/15/2055 95,721
200,000 Series 2022-C17-A5 4.44% 09/15/2055 189,069
250,000 Series 2023-C19-A5 5.45% 04/15/2056 252,665
Benchmark Mortgage Trust ,
7,507,867 Series 2018-B2-XA 0.59%
(b)(e)
02/15/2051 86,499
150,000 Series
2019-B14-ASB 2.96% 12/15/2062 140,363
250,000 Series 2021-B31-A5 2.67% 12/15/2054 209,427
250,000 Series 2022-B35-C 4.59%
(b)
05/15/2055 196,756
305,000 Series 2022-B37-C 5.94%
(b)
11/15/2055 265,620
200,000 Series 2023-B38-A4 5.52% 04/15/2056 203,253
7,095,326 Series 2023-V3-XA 1.05%
(b)(e)
07/15/2056 204,514
275,000 Series 2024-V7-A2 5.77% 05/15/2056 279,635
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(b)
02/15/2057 230,389
BPR Trust ,
251,000 Series 2021-TY-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.49%
(a)
09/15/2038 249,159
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(b)
05/15/2052 414,802
CFCRE Commercial Mortgage Trust ,
184,634 Series 2016-C6-A2 2.95% 11/10/2049 175,701
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.57%
(b)
02/10/2048 239,335
311,815 Series 2017-P7-A3 3.44% 04/14/2050 296,460
300,000 Series 2018-B2-A3 3.74% 03/10/2051 283,854
272,432 Series 2018-C5-A3 3.96% 06/10/2051 258,859
100,000 Series
2022-GC48-A5 4.74%
(b)
05/15/2054 95,865
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.81%
(b)
02/10/2049 194,217
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 230,350
DBJPM Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(b)
05/10/2049 265,005
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 223,917
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(b)
06/05/2035 222,019
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.51%
(a)(b)
02/10/2056 230,869
GS Mortgage Securities Corp. II ,
250,000 Series 2023-SHIP-A 4.47%
(a)(b)
09/10/2038 243,575
GS Mortgage Securities Trust ,
9,355,235 Series 2017-GS7-XA 1.22%
(b)(e)
08/10/2050 236,151
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 222,589
250,000 Series 2019-GSA1-C 3.93%
(b)
11/10/2052 210,719
HTL Commercial Mortgage Trust ,
250,000 Series 2024-T53-A 6.07%
(a)(b)
05/10/2039 249,774
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
292,884 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.93%
(a)
04/15/2037 279,795
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(b)
08/15/2047 314,687
JPMCC Commercial Mortgage Securities Trust ,
8,020,240 Series 2017-JP6-XA 1.16%
(b)(e)
07/15/2050 163,546
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.27%
(a)(b)
04/20/2048 236,033
MF1 Multifamily Housing Mortgage Loan Trust ,
300,000 Series 2021-FL5-AS
(CME Term SOFR
1 Month + 1.31%,
1.31% Floor) 6.64%
(a)
07/15/2036 299,256
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.40%
(b)
11/15/2049 212,449
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.94%
(b)
10/15/2051 258,187
MSWF Commercial Mortgage Trust ,
225,128 Series 2023-2-A1 5.96% 12/15/2056 226,171
NJ Trust ,
250,000 Series 2023-GSP-A 6.70%
(a)(b)
01/06/2029 258,066
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 255,180
200,000 Series 2018-C8-C 4.84%
(b)
02/15/2051 171,086
WB Commercial Mortgage Trust ,
239,000 Series 2024-HQ-A 6.13%
(a)(b)
03/15/2040 239,681
Wells Fargo Commercial Mortgage Trust ,
215,133 Series 2015-C27-A4 3.19% 02/15/2048 212,531
250,000 Series
2015-LC22-A4 3.84% 09/15/2058 243,577
306,000 Series 2017-C41-B 4.19%
(b)
11/15/2050 272,978
320,000 Series 2018-C45-C 4.73% 06/15/2051 299,288
250,000 Series 2019-C50-C 4.35% 05/15/2052 218,488
270,000 Series 2020-C58-A3 1.81% 07/15/2053 226,093
246,000 Series 2021-C60-A3 2.06% 08/15/2054 205,050
WFRBS Commercial Mortgage Trust ,
3,503,165 Series 2014-C21-XA 0.98%
(b)(e)
08/15/2047 215
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $14,571,472) 14,732,037
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.3%
BRAVO Residential Funding Trust ,
1,146,992 Series
2023-NQM3-A1 4.85%
(a)(c)
09/25/2062 1,118,548
1,676,659 Series
2023-NQM5-A1 6.50%
(a)(c)
06/25/2063 1,685,219
Citigroup Mortgage Loan Trust ,
510,044 Series
2007-AR8-2A1A 5.15%
(b)
07/25/2037 435,857
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90%) 7.24%
(a)
12/25/2041 506,446
1,509,176 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15%) 6.49%
(a)
03/25/2044 1,512,606
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(b)
12/25/2068 1,015,069
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 464,251

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Deephaven Residential Mortgage Trust ,
896,167 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 851,445
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (SOFR 30
Day Average +
2.40%) 7.74%
(a)
02/25/2042 513,021
HOMES Trust ,
851,606 Series
2023-NQM1-A1 6.18%
(a)(c)
01/25/2068 849,992
Legacy Mortgage Asset Trust ,
403,689 Series 2021-GS2-A1 4.75%
(a)(c)
04/25/2061 396,627
New Residential Mortgage Loan Trust ,
860,123 Series
2019-RPL2-A1 3.25%
(a)(b)
02/25/2059 816,727
926,516 Series
2024-NQM1-A1 6.13%
(a)(c)
03/25/2064 929,531
OBX Trust ,
1,526,855 Series
2023-NQM10-A1 6.46%
(a)(c)
10/25/2063 1,535,488
845,768 Series
2023-NQM2-A1 6.32%
(a)(c)
01/25/2062 846,663
812,976 Series
2023-NQM3-A3 6.76%
(a)(c)
02/25/2063 813,157
1,467,446 Series
2024-NQM6-A1 6.45%
(a)(c)
02/25/2064 1,479,266
RFMSI Trust ,
1,370,216 Series 2006-S4-A7 6.00% 04/25/2036 1,061,165
Structured Asset Mortgage Investments II Trust ,
1,207,558 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor) 5.88% 09/25/2047 987,627
Towd Point Mortgage Trust ,
1,636,247 Series 2018-5-A1 3.25%
(a)(b)
07/25/2058 1,537,065
2,216,155 Series 2020-2-A1A 1.64%
(a)(b)
04/25/2060 1,970,612
227,462 Series 2020-3-A1 3.09%
(a)(b)
02/25/2063 215,505
941,649 Series 2022-1-A1 3.75%
(a)(b)
07/25/2062 877,233
Verus Securitization Trust ,
489,247 Series 2021-8-A1 1.82%
(a)(b)
11/25/2066 429,583
1,160,248 Series 2023-4-A1 5.81%
(a)(c)
05/25/2068 1,154,468
789,679 Series
2023-INV1-A3 6.76%
(a)(c)
02/25/2068 792,989
2,348,891 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 2,388,730
1,210,042 Series 2024-1-A1 5.71%
(a)(c)
01/25/2069 1,203,127
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
399,326 Series
2006-AR16-2A1 4.36%
(b)
12/25/2036 338,740
Wells Fargo Mortgage-Backed Securities Trust ,
291,359 Series
2006-AR14-2A1 6.36%
(b)
10/25/2036 254,691
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $29,057,669) 28,981,448
US CORPORATE BONDS 15.0%
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 71,420
340,000 AbbVie, Inc. 4.70% 05/14/2045 307,316
160,000 Academy Ltd. 6.00%
(a)
11/15/2027 157,699
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 52,541
195,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 195,889
90,000
AEP Texas, Inc. 5.45% 05/15/2029 90,498
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
130,000 AEP Transmission
Co. LLC 5.40% 03/15/2053 124,439
40,000 Aethon United
BR LP 8.25%
(a)
02/15/2026 40,469
105,000 AGCO Corp. 5.80% 03/21/2034 104,648
215,000 Agree LP 5.63% 06/15/2034 212,896
300,000 Air Lease Corp. 1.88% 08/15/2026 278,286
235,000 Air Lease Corp. 5.20% 07/15/2031 229,728
505,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 304,481
130,000 Allegion US Holding
Co., Inc. 5.60% 05/29/2034 130,139
65,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
04/15/2028 65,165
52,000 Allied Universal
Holdco LLC 6.63%
(a)
07/15/2026 51,891
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 69,646
105,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 105,368
195,000 American Airlines,
Inc. 7.25%
(a)
02/15/2028 195,332
110,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 114,355
620,000 American Express
Co. (SOFR +
1.00%) 5.10% 02/16/2028 617,348
250,000 American Homes 4
Rent LP 5.50% 02/01/2034 245,935
125,000 Amgen, Inc. 5.75% 03/02/2063 122,522
30,000 Anywhere Real
Estate Group LLC 5.75%
(a)
01/15/2029 18,494
160,000 Ares Capital Corp. 3.25% 07/15/2025 155,494
145,000 Arizona Public
Service Co. 5.70% 08/15/2034 144,906
155,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 153,520
50,000 Artera Services LLC 8.50%
(a)
02/15/2031 51,513
220,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 205,979
455,000 AT&T, Inc. 3.50% 09/15/2053 309,112
135,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 124,413
205,000 Athene Global
Funding (SOFR
Compounded
Index + 0.56%) 5.93%
(a)
08/19/2024 205,088
345,000 Athene Holding Ltd. 6.25% 04/01/2054 345,523
130,000 Atlassian Corp. 5.25% 05/15/2029 130,046
118,000 AutoZone, Inc. 5.10% 07/15/2029 117,537
236,000 Aviation Capital
Group LLC 5.38%
(a)
07/15/2029 233,323
60,000 Bank of America
Corp. (SOFR +
1.75%) 4.83% 07/22/2026 59,435
125,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 124,920
623,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 497,165

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
180,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 184,500
60,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 58,197
160,000 Beacon Roofing
Supply, Inc. 6.50%
(a)
08/01/2030 161,577
90,000 Black Hills Corp. 6.00% 01/15/2035 90,590
240,000 BlackRock Funding,
Inc. 5.25% 03/14/2054 232,099
65,000 Blue Racer
Midstream LLC 7.25%
(a)
07/15/2032 66,872
40,000 Boeing Co. (The) 6.39%
(a)
05/01/2031 40,739
144,000 Boeing Co. (The) 6.86%
(a)
05/01/2054 147,887
160,000 BP Capital Markets
America, Inc. 4.89% 09/11/2033 155,662
159,000 BP Capital Markets
America, Inc. 5.23% 11/17/2034 157,873
75,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 81,146
60,000 Bristol-Myers
Squibb Co. 5.50% 02/22/2044 59,374
250,000 Bristol-Myers
Squibb Co. 5.55% 02/22/2054 246,648
815,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 625,114
380,000 Brown & Brown,
Inc. 2.38% 03/15/2031 314,092
195,000 Buckeye Partners
LP 6.88%
(a)
07/01/2029 195,856
155,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 153,645
168,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 168,429
135,000 Caesars
Entertainment,
Inc. 6.50%
(a)
02/15/2032 135,750
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 48,125
155,000 Campbell Soup Co. 5.40% 03/21/2034 154,045
135,000 Carnival Corp. 5.75%
(a)
03/01/2027 133,454
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 120,119
100,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 86,677
95,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 77,871
365,000 Centene Corp. 3.00% 10/15/2030 312,368
75,000 Central Parent LLC 8.00%
(a)
06/15/2029 76,212
320,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 310,788
40,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 40,023
30,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 26,502
555,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 471,589
105,000 Citizens Financial
Group, Inc. (SOFR
+ 2.33%) 6.65% 04/25/2035 108,584
95,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 99,663
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 21,904
155,000 CNH Industrial
Capital LLC 5.10% 04/20/2029 154,427
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 58,762
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 64,193
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
235,000 Coty, Inc. 6.63%
(a)
07/15/2030 238,663
65,000 Cougar JV
Subsidiary LLC 8.00%
(a)
05/15/2032 67,267
327,000 Crown Castle, Inc. 3.65% 09/01/2027 310,911
400,000 CSX Corp. 3.80% 11/01/2046 309,472
155,000 CVS Health Corp. 5.30% 06/01/2033 151,548
230,000 CVS Health Corp. 5.88% 06/01/2053 220,556
85,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 82,171
145,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 136,506
628,000 Dollar Tree, Inc. 4.00% 05/15/2025 619,078
120,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 102,180
246,000 DTE Energy Co. 5.85% 06/01/2034 249,695
105,000 Duke Energy Corp. 5.00% 08/15/2052 91,308
85,000 Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 79,013
285,000 Elevance Health,
Inc. 2.38% 01/15/2025 280,116
110,000 Elevance Health,
Inc. 4.55% 05/15/2052 92,302
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 116,041
75,000 EMRLD Borrower
LP 6.75%
(a)
07/15/2031 75,984
281,000 Energy Transfer LP 5.95% 05/15/2054 273,805
75,000 Entergy Arkansas
LLC 5.75% 06/01/2054 74,536
250,000 Entergy Louisiana
LLC 4.75% 09/15/2052 216,080
170,000 Equinix, Inc. 3.90% 04/15/2032 154,644
300,000 Equinix, Inc. 2.95% 09/15/2051 185,322
360,000 Essential Utilities,
Inc. 2.70% 04/15/2030 313,209
80,000 Everi Holdings, Inc. 5.00%
(a)
07/15/2029 78,751
160,000 Eversource Energy 5.50% 01/01/2034 157,057
310,000 Expedia Group, Inc. 5.00% 02/15/2026 307,820
345,000 Expedia Group, Inc. 3.25% 02/15/2030 311,111
130,000 F&G Annuities &
Life, Inc. 6.50% 06/04/2029 129,630
75,000 Ferrellgas LP 5.38%
(a)
04/01/2026 73,425
35,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 30,763
310,000 Fiserv, Inc. 5.45% 03/15/2034 308,196
190,000 Ford Motor Co. 3.25% 02/12/2032 157,120
210,000 Fortrea Holdings,
Inc. 7.50%
(a)
07/01/2030 208,916
135,000 Fortress
Transportation
and
Infrastructure
Investors LLC 7.88%
(a)
12/01/2030 141,421
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 58,637
75,000 Frontier
Communications
Holdings LLC 6.75%
(a)
05/01/2029 68,869
55,000 Frontier
Communications
Holdings LLC 8.63%
(a)
03/15/2031 56,716
65,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 62,491

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
350,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 309,439
260,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 259,351
85,000 Gilead Sciences,
Inc. 5.55% 10/15/2053 84,930
155,000 Global Payments,
Inc. 4.95% 08/15/2027 153,516
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 6.18% 09/10/2027 594,288
70,000 Gray Television,
Inc. 10.50%
(a)
07/15/2029 70,445
105,000 Griffon Corp. 5.75% 03/01/2028 101,407
40,000 Gulfport Energy
Corp. 8.00%
(a)
05/17/2026 40,487
130,000 Harvest Midstream
I LP 7.50%
(a)
05/15/2032 132,130
395,000 HCA, Inc. 5.25% 06/15/2049 352,386
125,000 Hewlett Packard
Enterprise Co. 5.90% 10/01/2024 124,993
210,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 203,367
20,000 Hilcorp Energy I LP 8.38%
(a)
11/01/2033 21,330
81,000 Home Depot, Inc.
(The) 4.95% 06/25/2034 80,187
315,000 Host Hotels &
Resorts LP 5.70% 07/01/2034 309,765
350,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 309,394
55,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 56,422
320,000 Hyatt Hotels Corp. 5.25% 06/30/2029 317,468
310,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 308,859
75,000 Illuminate Buyer
LLC 9.00%
(a)
07/01/2028 75,676
205,000 IQVIA, Inc. 6.25% 02/01/2029 210,854
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 213,906
100,000 JBS USA Holding
Lux Sarl 5.13% 02/01/2028 98,912
155,000 JPMorgan Chase
& Co. (SOFR +
1.99%) 4.85% 07/25/2028 153,449
735,000 JPMorgan Chase
& Co. (SOFR +
1.26%) 2.96% 01/25/2033 626,928
305,000 Keurig Dr Pepper,
Inc. 5.20% 03/15/2031 304,480
291,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 315,875
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 123,105
105,000 Legacy LifePoint
Health LLC 4.38%
(a)
02/15/2027 100,389
100,000 Level 3 Financing,
Inc. 10.50%
(a)
04/15/2029 100,250
105,000 LifePoint Health,
Inc. 11.00%
(a)
10/15/2030 115,817
170,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 174,023
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 51,104
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
45,000 Live Nation
Entertainment,
Inc. 6.50%
(a)
05/15/2027 45,298
95,000 Lowe's Cos., Inc. 5.63% 04/15/2053 92,056
75,000 Macy's Retail
Holdings LLC 5.88%
(a)
04/01/2029 72,853
55,000 Madison IAQ LLC 4.13%
(a)
06/30/2028 51,342
150,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 139,702
60,000 Markel Group, Inc. 6.00% 05/16/2054 59,426
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 314,307
228,000 Marvell
Technology, Inc. 5.95% 09/15/2033 235,670
107,000 MasTec, Inc. 5.90% 06/15/2029 107,536
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 100,082
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 71,972
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 37,325
155,000 McDonald's Corp. 5.45% 08/14/2053 149,819
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 53,088
60,000 Medline Borrower
LP 6.25%
(a)
04/01/2029 60,754
150,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 143,265
410,000 Meta Platforms,
Inc. 4.45% 08/15/2052 353,712
85,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 68,097
40,000 Michaels Cos., Inc.
(The) 7.88%
(a)
05/01/2029 25,715
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 125,860
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 136,045
85,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 59,985
157,000 MPLX LP 5.50% 06/01/2034 154,685
50,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 47,039
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 104,575
140,000 Netflix, Inc. 4.88% 04/15/2028 139,323
325,000 NextEra Energy
Capital Holdings,
Inc. 5.55% 03/15/2054 311,249
71,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 71,585
95,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 96,869
315,000 NiSource, Inc. 5.35% 04/01/2034 309,084
325,000 Northrop
Grumman Corp. 5.20% 06/01/2054 304,562
80,000 NuStar Logistics LP 6.00% 06/01/2026 79,928
47,000 Oglethorpe Power
Corp. 5.80%
(a)
06/01/2054 46,032

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
165,000 OneMain Finance
Corp. 7.50% 05/15/2031 167,102
145,000 ONEOK, Inc. 6.63% 09/01/2053 154,856
25,000 Oracle Corp. 6.25% 11/09/2032 26,473
35,000 Oracle Corp. 3.80% 11/15/2037 28,855
65,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 67,726
125,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 113,767
149,000 Owens Corning 5.70% 06/15/2034 150,441
286,000 Pacific Gas and
Electric Co. 6.95% 03/15/2034 308,201
345,000 Packaging Corp. of
America 3.00% 12/15/2029 308,875
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 56,078
100,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 101,220
195,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 197,487
115,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 118,675
318,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 309,039
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 66,817
160,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 157,029
115,000 Pike Corp. 8.63%
(a)
01/31/2031 121,966
95,000 Qorvo, Inc. 1.75% 12/15/2024 93,150
174,000 Quanta Services,
Inc. 2.35% 01/15/2032 141,474
155,000 Regal Rexnord
Corp. 6.05% 02/15/2026 155,459
80,000 Roller Bearing Co.
of America, Inc. 4.38%
(a)
10/15/2029 73,719
271,000 Royal Caribbean
Cruises Ltd. 5.38%
(a)
07/15/2027 267,022
75,000 Royal Caribbean
Cruises Ltd. 6.25%
(a)
03/15/2032 75,677
169,000 Royalty Pharma plc 5.15% 09/02/2029 167,610
280,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 277,727
125,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 118,249
253,000 Schlumberger
Holdings Corp. 5.00%
(a)
11/15/2029 251,184
75,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 73,161
100,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 103,085
95,000 Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 89,311
45,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 46,564
165,000 Six Flags
Entertainment
Corp. 6.63%
(a)
05/01/2032 167,783
280,000 Sotera Health
Holdings LLC 7.38%
(a)
06/01/2031 280,766
308,000 Southern California
Edison Co. 5.45% 06/01/2031 310,323
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
335,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 315,272
80,000 Standard
Industries, Inc. 4.38%
(a)
07/15/2030 72,348
130,000 Station Casinos LLC 6.63%
(a)
03/15/2032 129,456
95,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 85,633
190,000 Sun Communities
Operating LP 2.70% 07/15/2031 156,994
310,000 Take-Two
Interactive
Software, Inc. 4.95% 03/28/2028 307,210
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 60,339
125,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 124,312
160,000 T-Mobile USA, Inc. 5.15% 04/15/2034 157,318
155,000 T-Mobile USA, Inc. 5.50% 01/15/2055 149,576
155,000 Townsquare Media,
Inc. 6.88%
(a)
02/01/2026 152,762
85,000 TransDigm, Inc. 5.50% 11/15/2027 83,540
100,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 102,169
70,875 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 70,841
43,000 Transocean, Inc. 8.00%
(a)
02/01/2027 42,885
175,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 191,355
60,000 UKG, Inc. 6.88%
(a)
02/01/2031 60,794
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 46,606
120,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 108,450
250,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 231,728
115,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 102,419
55,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 51,203
60,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 60,755
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 97,946
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 36,329
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 49,007
305,000 Veralto Corp. 5.35%
(a)
09/18/2028 306,383
155,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 152,686
315,000 Verizon
Communications,
Inc. 5.50% 02/23/2054 308,582
330,000 VICI Properties LP 4.63%
(a)
12/01/2029 312,559
210,000 Victra Holdings LLC 7.75%
(a)
02/15/2026 209,043
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 133,688
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 211,355
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 62,531
80,000 Vistra Operations
Co. LLC 6.88%
(a)
04/15/2032 81,275
55,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 55,953
50,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 52,561

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
75,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 77,523
60,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 58,710
100,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 103,708
120,000 Wells Fargo & Co.
(SOFR + 1.98%) 4.81% 07/25/2028 118,371
385,000 Wells Fargo & Co.
(SOFR + 1.74%) 5.57% 07/25/2029 388,563
200,000 Williams Cos., Inc.
(The) 5.15% 03/15/2034 195,207
319,000 Willis North
America, Inc. 4.50% 09/15/2028 310,101
330,000 Workday, Inc. 3.70% 04/01/2029 309,687
60,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 55,365
315,000 WRKCo, Inc. 3.75% 03/15/2025 310,656
155,000 XHR LP 4.88%
(a)
06/01/2029 145,400
140,000 XPO, Inc. 7.13%
(a)
06/01/2031 143,166
Total US Corporate Bonds
(Cost $41,701,375) 41,958,128
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 21.4%
FHLMC STRIPS ,
1,979,140 Series 358-300 3.00% 10/15/2047 1,764,866
FHLMC UMBS ,
1,344,450 Pool RA7930 4.50% 09/01/2052 1,270,039
1,794,848 Pool RA7939 5.00% 09/01/2052 1,739,776
1,334,622 Pool SD2347 5.50% 02/01/2053 1,332,528
3,235,790 Pool SD2969 2.50% 05/01/2052 2,693,134
1,784,501 Pool SD3033 5.50% 05/01/2053 1,798,694
316,542 Pool SD3454 5.50% 08/01/2053 314,311
1,586,760 Pool SD3803 2.00% 02/01/2052 1,265,906
1,479,304 Pool SD3892 5.50% 09/01/2053 1,466,373
1,172,152 Pool SD4301 6.00% 11/01/2053 1,191,854
1,065,270 Pool SD4888 6.00% 02/01/2054 1,078,088
993,161 Pool SD5219 6.00% 04/01/2054 1,002,358
2,954,461 Pool SD5249 5.50% 04/01/2054 2,950,776
2,424,000 Pool SD5617 6.00% 06/01/2054 2,466,205
1,263,265 Pool SD8146 2.00% 05/01/2051 995,648
FNMA REMICS ,
1,456,827 Series 2018-53-Z 3.50% 07/25/2048 1,259,438
1,557,549 Series 2018-62-B 3.50% 09/25/2048 1,387,582
2,633,697 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap) 5.90% 03/25/2049 2,586,204
FNMA UMBS ,
2,093,592 Pool BR2217 2.50% 08/01/2051 1,742,076
3,426,636 Pool CA6032 2.50% 06/01/2050 2,853,281
1,821,157 Pool CB4573 5.00% 09/01/2052 1,766,557
676,376 Pool CB6266 6.00% 05/01/2053 682,429
1,052,947 Pool CB7272 6.00% 10/01/2053 1,062,989
957,837 Pool CB7781 5.50% 01/01/2054 946,467
1,872,820 Pool FS1472 3.50% 11/01/2050 1,679,567
2,741,744 Pool FS3708 5.00% 01/01/2053 2,655,833
2,030,894 Pool FS4165 2.50% 04/01/2052 1,688,972
1,223,046 Pool FS5082 5.00% 02/01/2053 1,199,541
1,778,874 Pool FS5420 2.50% 03/01/2052 1,476,798
1,869,649 Pool FS5600 2.50% 06/01/2052 1,556,267
994,313 Pool FS6309 6.00% 12/01/2053 1,007,693
2,862,217 Pool FS6517 2.50% 04/01/2052 2,385,556
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GNMA ,
1,173,228 Pool 785717 3.00% 11/20/2051 1,016,910
2,806,651 Pool 786184 3.00% 02/20/2052 2,446,472
830,816 Pool 786227 3.00% 04/20/2052 720,097
1,899,855 Pool MA5191 3.50% 05/20/2048 1,726,785
1,133,923 Series
2013-116-WU 3.00% 12/20/2042 1,094,652
1,136,384 Series 2021-58-HP 3.00% 08/20/2050 982,886
1,051,748 Series 2022-23-BA 3.00% 05/20/2049 935,836
Total US Government and Agency Mortgage
Backed Obligations
(Cost $60,430,119) 60,191,444
US GOVERNMENT AND AGENCY OBLIGATIONS 21.3%
5,650,000 U.S. Treasury
Bonds 1.13% 05/15/2040 3,478,943
34,950,000 U.S. Treasury
Bonds 1.38% 11/15/2040 22,066,284
11,000,000 U.S. Treasury Notes 0.75% 03/31/2026 10,259,863
1,300,000 U.S. Treasury Notes 0.75% 01/31/2028 1,141,613
9,150,000 U.S. Treasury Notes 0.63% 05/15/2030 7,398,275
9,650,000 U.S. Treasury Notes 0.63% 08/15/2030 7,735,832
9,700,000 U.S. Treasury Notes 0.88% 11/15/2030 7,848,096
Total US Government and Agency
Obligations
(Cost $60,290,929) 59,928,906
SHORT TERM INVESTMENTS 3.0%
4,158,975 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(f)
4,158,975
4,158,975 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(f)
4,158,975
Total Short Term Investments
(Cost $8,317,950) 8,317,950
Total Investments 100.2%
(Cost $280,311,909) 280,907,899
Liabilities in Excess of Other Assets (0.2)% (465,254)
NET ASSETS 100.0% $280,442,645

DoubleLine ETF Trust
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 21 .4%
US Government and Agency Obligations 21 .3
Non-Agency Residential Collateralized Mortgage Obligations 10 .3
Asset Backed Obligations 8 .8
Non-Agency Commercial Mortgage Backed Obligations 5 .3
Collateralized Loan Obligations 4 .6
Short Term Investments 3 .0
Banking 2 .9
Electric 2 .1
Technology 1 .4
Midstream 1 .2
Healthcare 0 .9
Transportation Services 0 .9
Finance Companies 0 .8
Metals and Mining 0 .8
Government Owned, No Guarantee 0 .8
Retailers 0 .6
Pharmaceuticals 0 .5
Wireless 0 .5
Wirelines 0 .5
Building Materials 0 .4
Media Entertainment 0 .4
Leisure 0 .4
Chemicals 0 .4
Diversified Manufacturing 0 .4
Consumer Cyclical Services 0 .4
Other REITs 0 .4
P&C 0 .4
Oil Field Services 0 .4
Aerospace & Defense 0 .4
Health Insurance 0 .4
Software 0 .4
Food and Beverage 0 .4
Automotive 0 .4
Railroads 0 .3
Gaming 0 .3
Insurance 0 .3
Independent 0 .3
Hotels, Restaurants & Leisure 0 .2
Life 0 .2
Lodging 0 .2
Paper 0 .2
Integrated 0 .2
Financial Services 0 .2
Health Care Providers & Services 0 .2
Cable Satellite 0 .2
Other Industrial 0 .2
Commercial Services & Supplies 0 .2
Consumer Products 0 .1
Passenger Airlines 0 .1
Specialty Retail 0 .1
Local Authority 0 .1
Airlines 0 .1
Health Care Equipment & Supplies 0 .1
Packaging 0 .1
Other Utility 0 .1
Natural Gas 0 .1
Office REITs 0 .1
Government Sponsored 0 .1
Machinery 0 .1
Tobacco 0 .1
Construction Machinery 0 .1
Refining 0 .1
Apartment REITs 0 .1
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
IT Services 0 .1%
Brokerage, Asset Managers & Exchanges 0 .1
Retail REITs 0 .1
Entertainment 0 .1
Diversified Consumer Services 0 .1
Restaurants 0 .1
Distributors 0 .1
Beverages 0 .1
Construction & Engineering 0 .1
Other Financial 0 .1
Leisure Products 0 .1
Capital Markets 0 .1
Diversified Telecommunication Services 0.0
(g)
Oil, Gas & Consumable Fuels 0.0
(g)
Containers & Packaging 0.0
(g)
Building Products 0.0
(g)
Ground Transportation 0.0
(g)
Media 0.0
(g)
Household Products 0.0
(g)
Professional Services 0.0
(g)
Independent Power and Renewable Electricity Producers 0.0
(g)
Energy Equipment & Services 0.0
(g)
Household Durables 0.0
(g)
Electric Utilities 0.0
(g)
Other Assets and Liabilities ( 0 .2 )
100 .0%

|
June 30, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(Unaudited)
June 30, 2024
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Interest only security.
(f) Seven-day yield as of period end.
(g) Represents less than 0.05% of net assets.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 10 Year Ultra Bond Long 10 09/19/2024 $ 1,135,313 $ 17,244
U.S. Treasury 5 Year Note Long 195 09/30/2024 20,782,734 188,493
U.S. Treasury 2 Year Note Long 760 09/30/2024 155,206,250 547,232
U.S. Treasury Ultra Bond Short (13) 09/19/2024 (1,629,469) (39,537)
$713,432
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
June 30, 2024

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.8%
AUTOMOBILE COMPONENTS 0.2%
7,430 Aptiv plc
(a)
523,220
6,044 BorgWarner, Inc. 194,859
718,079
AUTOMOBILES 4.4%
102,977 Ford Motor Co. 1,291,332
30,516 General Motors Co. 1,417,773
71,360 Tesla, Inc.
(a)
14,120,717
16,829,822
BANKS 6.5%
113,536 Bank of America Corp. 4,515,327
31,390 Citigroup, Inc. 1,992,009
7,691 Citizens Financial Group, Inc. 277,107
2,172 Comerica, Inc. 110,859
11,272 Fifth Third Bancorp 411,315
23,956 Huntington Bancshares, Inc. 315,740
47,636 JPMorgan Chase & Co. 9,634,857
15,497 KeyCorp 220,212
2,734 M&T Bank Corp. 413,818
6,564 PNC Financial Services Group, Inc. (The) 1,020,571
15,263 Regions Financial Corp. 305,871
22,001 Truist Financial Corp. 854,739
25,829 US Bancorp 1,025,411
59,479 Wells Fargo & Co. 3,532,458
24,630,294
BEVERAGES 4.7%
7,165 Brown-Forman Corp. - Class B 309,456
135,922 Coca-Cola Co. (The) 8,651,436
6,382 Constellation Brands, Inc. - Class A 1,641,961
41,398 Keurig Dr Pepper, Inc. 1,382,693
7,345 Molson Coors Beverage Co. - Class B 373,346
29,190 Monster Beverage Corp.
(a)
1,458,041
24,851 PepsiCo, Inc. 4,098,675
17,915,608
BROADLINE RETAIL 6.6%
124,992 Amazon.com, Inc.
(a)
24,154,704
13,697 eBay, Inc. 735,803
3,163 Etsy, Inc.
(a)
186,554
25,077,061
CAPITAL MARKETS 5.4%
1,656 Ameriprise Financial, Inc. 707,427
12,517 Bank of New York Mellon Corp. (The) 749,643
2,301 BlackRock, Inc. 1,811,623
11,867 Blackstone, Inc. 1,469,135
1,742 Cboe Global Markets, Inc. 296,245
24,594 Charles Schwab Corp. (The) 1,812,332
5,936 CME Group, Inc. 1,167,018
629 FactSet Research Systems, Inc. 256,802
4,963 Franklin Resources, Inc. 110,923
5,381 Goldman Sachs Group, Inc. (The) 2,433,934
9,434 Intercontinental Exchange, Inc. 1,291,420
7,405 Invesco Ltd. 110,779
625 MarketAxess Holdings, Inc. 125,331
2,598 Moody's Corp. 1,093,576
20,658 Morgan Stanley 2,007,751
1,309 MSCI, Inc. 630,611
6,287 Nasdaq, Inc. 378,855
3,383 Northern Trust Corp. 284,104
3,109 Raymond James Financial, Inc. 384,303
5,299 S&P Global, Inc. 2,363,354
SHARES SECURITY DESCRIPTION VALUE $
4,984 State Street Corp. 368,816
3,698 T Rowe Price Group, Inc. 426,416
20,280,398
CONSUMER FINANCE 1.0%
9,418 American Express Co. 2,180,738
6,278 Capital One Financial Corp. 869,189
4,127 Discover Financial Services 539,853
6,710 Synchrony Financial 316,645
3,906,425
CONSUMER STAPLES DISTRIBUTION & RETAIL 8.2%
15,546 Costco Wholesale Corp. 13,213,944
8,736 Dollar General Corp. 1,155,161
8,230 Dollar Tree, Inc.
(a)
878,717
26,306 Kroger Co. (The) 1,313,459
19,769 Sysco Corp. 1,411,309
18,383 Target Corp. 2,721,419
28,452 Walgreens Boots Alliance, Inc. 344,127
149,687 Walmart, Inc. 10,135,307
31,173,443
DISTRIBUTORS 0.3%
3,690 Genuine Parts Co. 510,400
7,044 LKQ Corp. 292,960
1,020 Pool Corp. 313,477
1,116,837
DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
232,521 AT&T, Inc. 4,443,476
98,225 Verizon Communications, Inc. 4,050,799
8,494,275
ENTERTAINMENT 5.1%
30,917 Electronic Arts, Inc. 4,307,666
18,422 Live Nation Entertainment, Inc.
(a)
1,726,878
6,693 Netflix, Inc.
(a)
4,516,972
20,559 Take-Two Interactive Software, Inc.
(a)
3,196,719
33,793 Walt Disney Co. (The) 3,355,307
287,739 Warner Bros Discovery, Inc.
(a)
2,140,778
19,244,320
FINANCIAL SERVICES 7.7%
29,995 Berkshire Hathaway, Inc. - Class B
(a)
12,201,966
1,191 Corpay, Inc.
(a)
317,294
9,780 Fidelity National Information Services, Inc. 737,021
9,897 Fiserv, Inc.
(a)
1,475,049
4,303 Global Payments, Inc. 416,100
1,200 Jack Henry & Associates, Inc. 199,224
13,608 Mastercard, Inc. - Class A 6,003,305
17,851 PayPal Holdings, Inc.
(a)
1,035,894
26,041 Visa, Inc. - Class A 6,834,981
29,220,834
FOOD PRODUCTS 3.5%
21,153 Archer-Daniels-Midland Co. 1,278,699
5,772 Bunge Global SA 616,276
7,863 Campbell Soup Co. 355,329
18,989 Conagra Brands, Inc. 539,667
22,546 General Mills, Inc. 1,426,261
5,956 Hershey Co. (The) 1,094,891
11,497 Hormel Foods Corp. 350,544
4,225 J M Smucker Co. (The) 460,694
10,461 Kellanova 603,390
31,647 Kraft Heinz Co. (The) 1,019,666
5,727 Lamb Weston Holdings, Inc. 481,526
10,016 McCormick & Co., Inc. (Non-Voting) 710,535

|
June 30, 2024

SHARES SECURITY DESCRIPTION VALUE $
53,479 Mondelez International, Inc. - Class A 3,499,667
11,358 Tyson Foods, Inc. - Class A 648,996
13,086,141
HOTELS, RESTAURANTS & LEISURE 5.8%
11,488 Airbnb, Inc. - Class A
(a)
1,741,925
919 Booking Holdings, Inc. 3,640,619
5,719 Caesars Entertainment, Inc.
(a)
227,273
26,701 Carnival Corp.
(a)
499,843
36,076 Chipotle Mexican Grill, Inc.
(a)
2,260,161
3,151 Darden Restaurants, Inc. 476,809
923 Domino's Pizza, Inc. 476,573
3,443 Expedia Group, Inc.
(a)
433,784
6,645 Hilton Worldwide Holdings, Inc. 1,449,939
9,782 Las Vegas Sands Corp. 432,854
6,509 Marriott International, Inc. - Class A 1,573,681
14,700 McDonald's Corp. 3,746,147
7,237 MGM Resorts International
(a)
321,612
11,275 Norwegian Cruise Line Holdings Ltd.
(a)
211,857
6,232 Royal Caribbean Cruises Ltd.
(a)
993,568
29,987 Starbucks Corp. 2,334,488
2,523 Wynn Resorts Ltd. 225,809
7,426 Yum! Brands, Inc. 983,648
22,030,590
HOUSEHOLD DURABLES 1.1%
7,896 DR Horton, Inc. 1,112,782
4,049 Garmin Ltd. 659,663
6,524 Lennar Corp. - Class A 977,752
1,393 Mohawk Industries, Inc.
(a)
158,231
85 NVR, Inc.
(a)
645,028
5,605 PulteGroup, Inc. 617,111
4,170,567
HOUSEHOLD PRODUCTS 5.4%
9,796 Church & Dwight Co., Inc. 1,015,649
4,934 Clorox Co. (The) 673,343
32,720 Colgate-Palmolive Co. 3,175,149
13,380 Kimberly-Clark Corp. 1,849,116
82,290 Procter & Gamble Co. (The) 13,571,267
20,284,524
INSURANCE 4.0%
8,685 Aflac, Inc. 775,657
4,322 Allstate Corp. (The) 690,051
11,585 American International Group, Inc. 860,070
3,298 Aon plc - Class A 968,227
6,114 Arch Capital Group Ltd.
(a)
616,841
3,576 Arthur J Gallagher & Co. 927,293
856 Assurant, Inc. 142,310
3,901 Brown & Brown, Inc. 348,788
6,671 Chubb Ltd. 1,701,639
2,588 Cincinnati Financial Corp. 305,643
716 Everest Group Ltd. 272,810
1,418 Globe Life, Inc. 116,673
4,920 Hartford Financial Services Group, Inc. (The) 494,657
2,986 Loews Corp. 223,174
8,098 Marsh & McLennan Cos., Inc. 1,706,410
10,121 MetLife, Inc. 710,393
3,617 Principal Financial Group, Inc. 283,754
9,639 Progressive Corp. (The) 2,002,116
5,941 Prudential Financial, Inc. 696,226
3,753 Travelers Cos., Inc. (The) 763,135
3,339 W R Berkley Corp. 262,379
1,690 Willis Towers Watson plc 443,017
15,311,263
SHARES SECURITY DESCRIPTION VALUE $
INTERACTIVE MEDIA & SERVICES 12.7%
74,839 Alphabet, Inc. - Class A 13,631,924
62,621 Alphabet, Inc. - Class C 11,485,944
35,173 Match Group, Inc.
(a)
1,068,556
42,535 Meta Platforms, Inc. - Class A 21,446,997
47,633,421
LEISURE PRODUCTS 0.1%
3,444 Hasbro, Inc. 201,474
MEDIA 4.1%
12,846 Charter Communications, Inc. - Class A
(a)
3,840,440
94,979 Comcast Corp. - Class A 3,719,378
31,004 Fox Corp. - Class A 1,065,607
17,093 Fox Corp. - Class B 547,318
49,497 Interpublic Group of Cos., Inc. (The) 1,439,868
48,954 News Corp. - Class A 1,349,662
14,779 News Corp. - Class B 419,576
25,576 Omnicom Group, Inc. 2,294,167
62,616 Paramount Global - Class B 650,580
15,326,596
PERSONAL CARE PRODUCTS 0.6%
9,250 Estee Lauder Cos., Inc. (The) - Class A 984,200
76,270 Kenvue, Inc. 1,386,589
2,370,789
SPECIALTY RETAIL 5.8%
457 AutoZone, Inc.
(a)
1,354,594
5,972 Bath & Body Works, Inc. 233,207
5,051 Best Buy Co., Inc. 425,749
4,181 CarMax, Inc.
(a)
306,635
25,604 Home Depot, Inc. (The) 8,813,920
15,184 Lowe's Cos., Inc. 3,347,464
1,560 O'Reilly Automotive, Inc.
(a)
1,647,454
8,880 Ross Stores, Inc. 1,290,442
30,096 TJX Cos., Inc. (The) 3,313,569
2,853 Tractor Supply Co. 770,310
1,284 Ulta Beauty, Inc.
(a)
495,457
21,998,801
TEXTILES, APPAREL & LUXURY GOODS 1.2%
680 Deckers Outdoor Corp.
(a)
658,206
3,047 Lululemon Athletica, Inc.
(a)
910,139
32,266 NIKE, Inc. - Class B 2,431,888
1,031 Ralph Lauren Corp. 180,487
6,077 Tapestry, Inc. 260,035
4,440,755
TOBACCO 2.0%
69,905 Altria Group, Inc. 3,184,173
43,664 Philip Morris International, Inc. 4,424,473
7,608,646
WIRELESS TELECOMMUNICATION SERVICES 1.2%
25,207 T-Mobile US, Inc. 4,440,969
Total Common Stocks
(Cost $346,356,839) 377,511,932
SHORT TERM INVESTMENTS 0.2%
351,841 JPMorgan U.S. Government Money
Market Fund - Class IM 5.25%
(b)
351,841

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
(Unaudited)
June 30, 2024
SHARES SECURITY DESCRIPTION VALUE $
351,841 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.22%
(b)
351,841
Total Short Term Investments
(Cost $703,682) 703,682
Total Investments 100.0%
(Cost $347,060,521) 378,215,614
Other Assets in Excess of Liabilities 0.0%
(c)
131,805
NET ASSETS 100.0% $378,347,419
(a) Non-income producing security.
(b) Seven-day yield as of period end.
(c) Represents less than 0.05% of net assets.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
June 30, 2024
|
June 30, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 10.8%
ACREC LLC ,
1,000,000 Series 2023-FL2-B
(CME Term SOFR
1 Month + 3.48%,
3.48% Floor) 8.81%
(a)
02/19/2038 1,013,336
Arbor Realty Commercial Real Estate Notes Ltd. ,
2,280,000 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 6.78%
(a)
01/15/2037 2,273,860
AREIT Trust ,
245,359 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.52%
(a)
11/17/2038 244,904
BDS ,
689,328 Series 2021-FL8-A
(CME Term SOFR
1 Month + 1.03%,
0.92% Floor) 6.37%
(a)
01/18/2036 691,157
BSPRT Issuer Ltd. ,
2,000,000 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 7.59%
(a)
09/15/2035 2,021,218
BXMT Ltd. ,
555,978 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor) 6.34%
(a)
02/15/2038 535,337
FS Rialto ,
2,000,000 Series 2019-FL1-B
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor) 7.34%
(a)
12/16/2036 1,986,822
GPMT Ltd. ,
120,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor) 7.16%
(a)
12/15/2036 115,733
Greystone CRE Notes Ltd. ,
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 7.09%
(a)
07/15/2039 544,319
HERA Commercial Mortgage Ltd. ,
506,102 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.50%
(a)
02/18/2038 498,716
HGI CRE CLO Ltd. ,
282,315 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.16% Floor) 6.49%
(a)
06/16/2036 281,750
KREF Ltd. ,
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor) 7.24%
(a)
02/17/2039 247,326
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
LoanCore Issuer Ltd. ,
1,425,000 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor) 7.19%
(a)
07/15/2036 1,407,481
Ready Capital Mortgage Financing LLC ,
536,766 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.66%
(a)
11/25/2036 536,362
TRTX Issuer Ltd. ,
1,500,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor) 7.48%
(a)
02/15/2039 1,479,876
VMC Finance LLC ,
1,844,494 Series 2022-FL5-A
(SOFR 30 Day
Average + 1.90%,
1.90% Floor) 7.23%
(a)
02/18/2039 1,841,511
Total Asset Backed Obligations
(Cost $15,649,349) 15,719,708
COLLATERALIZED LOAN OBLIGATIONS 15.8%
Arbor Realty Commercial Real Estate Notes Ltd. ,
723,052 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.08%,
0.97% Floor) 6.41%
(a)
12/15/2035 722,087
1,443,882 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.51%
(a)
08/15/2034 1,439,940
BRSP Ltd. ,
1,449,433 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.60%
(a)
08/19/2038 1,434,571
BSPDF Issuer Ltd. ,
462,902 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.64%
(a)
10/15/2036 458,923
BSPRT Issuer Ltd. ,
889,930 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.54%
(a)
03/15/2036 885,600
FS Rialto ,
1,313,536 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 6.66%
(a)
05/16/2038 1,302,893
1,899,532 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.69%
(a)
11/16/2036 1,897,465
GPMT Ltd. ,
780,352 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.70%
(a)
07/16/2035 772,029

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,749,620 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 6.81%
(a)
12/15/2036 1,718,338
HGI CRE CLO Ltd. ,
832,135 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor) 6.44%
(a)
09/17/2036 828,862
KREF Ltd. ,
1,387,188 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 6.51%
(a)
02/15/2039 1,370,603
LCCM Trust ,
767,501 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 6.89%
(a)
11/15/2038 761,770
LFT CRE Ltd. ,
1,283,079 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor) 6.61%
(a)
06/15/2039 1,285,006
LoanCore Issuer Ltd. ,
517,362 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.74%
(a)
07/15/2036 514,988
805,265 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.74%
(a)
11/15/2038 801,810
MF1 Multifamily Housing Mortgage Loan Trust ,
1,013,209 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.55%
(a)
07/16/2036 1,009,225
1,031,615 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.53%
(a)
10/16/2036 1,027,402
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 7.20%
(a)
10/16/2036 976,994
1,500,000 Series 2023-FL12-C
(CME Term SOFR
1 Month + 3.78%,
3.78% Floor) 9.12%
(a)
10/19/2038 1,510,694
STWD Ltd. ,
104,785 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.19%,
1.19% Floor) 6.52%
(a)
07/15/2038 104,501
1,000,000 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.84%
(a)
07/15/2038 988,665
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TRTX Issuer Ltd. ,
1,236,574 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor) 6.98%
(a)
02/15/2039 1,228,512
Total Collateralized Loan Obligations
(Cost $22,738,134) 23,040,878
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 56.1%
Austin Fairmont Hotel Trust ,
1,500,000 Series 2019-FAIR-A
(CME Term SOFR
1 Month + 1.10%,
1.05% Floor) 6.43%
(a)
09/15/2032 1,497,827
BANK ,
130,443 Series
2019-BN22-A1 2.08% 11/15/2062 129,650
515,047 Series
2021-BN33-A1 0.61% 05/15/2064 491,429
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 591,984
640,650 Series
2022-BNK39-A1 1.74% 02/15/2055 607,504
130,276 Series
2023-BNK45-A1 5.43% 02/15/2056 129,921
894,764 Series
2023-BNK46-A1 6.01% 08/15/2056 899,433
1,950,000 Series
2024-BNK47-A1 5.52% 06/15/2057 1,958,213
BANK5 ,
419,923 Series
2023-5YR2-A1 6.20% 07/15/2056 423,830
925,000 Series
2024-5YR7-A1 5.82% 06/15/2057 926,648
1,000,000 Series
2024-5YR7-A2 5.79% 06/15/2057 1,014,787
BANK5 Trust ,
1,904,494 Series
2024-5YR6-A1 5.86% 05/15/2057 1,919,107
BBCMS Mortgage Trust ,
107,755 Series 2017-C1-ASB 3.49% 02/15/2050 104,781
608,692 Series 2023-C19-A1 5.70% 04/15/2056 608,031
936,117 Series 2023-C22-A1 6.36% 11/15/2056 954,572
806,654 Series
2024-5C25-A1 5.49% 03/15/2057 808,335
1,250,000 Series
2024-5C27-A2 5.55% 07/15/2057 1,260,397
2,118,134 Series 2024-C24-A1 5.23% 02/15/2057 2,099,546
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor) 6.63%
(a)
07/15/2037 540,468
Benchmark Mortgage Trust ,
1,048,740 Series 2018-B2-A2 3.66% 02/15/2051 1,028,681
1,250,000 Series 2018-B3-A3 3.75% 04/10/2051 1,230,697
12,911,212 Series 2019-B14-XA 0.89%
(b)(c)
12/15/2062 304,010
1,800,000 Series 2019-B15-A2 2.91% 12/15/2072 1,693,608
100,360 Series 2020-B21-A1 0.54% 12/17/2053 98,157
361,572 Series 2023-V2-A1 5.85% 05/15/2055 360,492
14,076,200 Series 2023-V2-XA 1.22%
(b)(c)
05/15/2055 455,547
338,183 Series 2024-V5-A1 5.32% 01/10/2057 336,322
1,650,000 Series 2024-V7-A1 5.63% 05/15/2056 1,663,206
1,000,000 Series 2024-V7-A2 5.77% 05/15/2056 1,016,854

|
June 30, 2024

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BMARK ,
677,630 Series 2023-V4-A1 6.45% 11/15/2056 687,489
BMO Mortgage Trust ,
493,556 Series 2022-C1-A1 2.20% 02/15/2055 472,519
130,724 Series 2022-C3-A1 5.43%
(b)
09/15/2054 129,727
530,322 Series 2023-5C2-A1 6.80% 11/15/2056 539,429
1,628,313 Series 2023-C7-A1 5.90% 12/15/2056 1,639,652
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 84,519
1,977,391 Series 2024-5C4-A1 6.02% 05/15/2057 1,995,460
1,408,000 Series 2024-C9-A1 5.48% 07/15/2057 1,407,997
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 6.38%
(a)
04/15/2034 405,452
906,233 Series 2020-VKNG-A
(CME Term SOFR
1 Month + 1.04%,
0.93% Floor) 6.37%
(a)
10/15/2037 901,549
565,907 Series 2021-ACNT-A
(CME Term SOFR
1 Month + 0.96%,
0.85% Floor) 6.29%
(a)
11/15/2038 559,647
1,250,000 Series 2021-CIP-A
(CME Term SOFR
1 Month + 1.04%,
0.92% Floor) 6.36%
(a)
12/15/2038 1,237,012
1,759,000 Series 2021-VOLT-A
(CME Term SOFR
1 Month + 0.81%,
0.70% Floor) 6.14%
(a)
09/15/2036 1,738,289
1,330,386 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor) 6.13%
(a)
10/15/2038 1,317,167
BX Trust ,
1,000,000 Series 2024-VLT4-A
(CME Term SOFR
1 Month + 1.49%,
1.49% Floor) 6.81%
(a)
07/15/2029 1,000,367
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor) 6.32%
(a)
02/15/2039 942,018
Citigroup Commercial Mortgage Trust ,
750,000 Series
2015-GC27-A5 3.14% 02/10/2048 741,240
999,938 Series 2015-P1-A4 3.46% 09/15/2048 982,343
500,000 Series 2015-P1-A5 3.72% 09/15/2048 487,599
1,250,000 Series 2016-P4-A4 2.90% 07/10/2049 1,182,480
890,901 Series 2017-P7-A3 3.44% 04/14/2050 847,029
64,460 Series
2020-GC46-A1 1.85% 02/15/2053 63,527
Cold Storage Trust ,
1,331,952 Series 2020-ICE5-A
(CME Term SOFR
1 Month + 1.01%,
0.90% Floor) 6.34%
(a)
11/15/2037 1,327,519
Commercial Mortgage Trust ,
1,419,784 Series
2014-CR17-A5 3.98% 05/10/2047 1,406,725
355,277 Series
2014-CR18-AM 4.10% 07/15/2047 354,284
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
304,833 Series
2014-UBS5-A4 3.84% 09/10/2047 303,623
1,250,000 Series
2015-CR25-A4 3.76% 08/10/2048 1,220,449
320,000 Series
2015-LC21-A4 3.71% 07/10/2048 313,486
600,000 Series 2015-PC1-A5 3.90% 07/10/2050 590,540
1,000,000 Series
2016-COR1-A4 3.09% 10/10/2049 936,822
CORE Mortgage Trust ,
140,327 Series 2019-CORE-B
(CME Term SOFR
1 Month + 1.15%,
1.10% Floor) 6.48%
(a)
12/15/2031 136,216
CSAIL Commercial Mortgage Trust ,
1,031,473 Series 2015-C3-A3 3.45% 08/15/2048 1,015,169
68,396 Series 2020-C19-A1 1.30% 03/15/2053 66,971
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,530,032
Extended Stay America Trust ,
1,497,861 Series 2021-ESH-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.52%
(a)
07/15/2038 1,493,229
GS Mortgage Securities Trust ,
369,036 Series
2013-GC13-AS 3.98%
(a)(b)
07/10/2046 353,177
200,000 Series 2015-GC28-B 3.98% 02/10/2048 195,755
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 957,781
28,857 Series
2020-GC45-A1 2.02% 02/13/2053 28,774
HTL Commercial Mortgage Trust ,
2,000,000 Series 2024-T53-A 6.07%
(a)(b)
05/10/2039 1,998,192
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
618,086 Series 2016-JP3-A4 2.63% 08/15/2049 585,594
JPMBB Commercial Mortgage Securities Trust ,
629,176 Series 2015-C30-A4 3.55% 07/15/2048 616,550
500,634 Series 2015-C31-A3 3.80% 08/15/2048 488,862
680,000 Series 2015-C32-A5 3.60% 11/15/2048 654,874
500,000 Series 2015-C33-AS 4.02% 12/15/2048 482,231
JPMCC Commercial Mortgage Securities Trust ,
380,671 Series 2017-JP5-A4 3.46% 03/15/2050 363,207
LCCM Trust ,
538,125 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 509,532
Med Trust ,
1,492,836 Series
2021-MDLN-C
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor) 7.24%
(a)
11/15/2038 1,493,931
MF1 Multifamily Housing Mortgage Loan Trust ,
1,500,000 Series 2021-FL5-B
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 6.89%
(a)
07/15/2036 1,493,802
Morgan Stanley Bank of America Merrill Lynch Trust ,
104,505 Series 2014-C18-A4 3.92% 10/15/2047 103,981
739,068 Series 2014-C19-A3 3.25% 12/15/2047 735,277
1,000,000 Series 2015-C23-AS 4.00%
(b)
07/15/2050 973,468
Morgan Stanley Capital I ,
1,337,539 Series 2017-HR2-A3 3.33% 12/15/2050 1,251,153

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 958,095
MSWF Commercial Mortgage Trust ,
167,802 Series 2023-1-A1 5.54% 05/15/2056 167,104
1,350,769 Series 2023-2-A1 5.96% 12/15/2056 1,357,024
PFP Ltd. ,
194,545 Series 2021-8-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.44%
(a)
08/09/2037 193,881
UBS Commercial Mortgage Trust ,
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,514,617
WB Commercial Mortgage Trust ,
1,000,000 Series 2024-HQ-A 6.13%
(a)(b)
03/15/2040 1,002,849
Wells Fargo Commercial Mortgage Trust ,
89,765 Series 2015-C27-A4 3.19% 02/15/2048 88,679
1,000,000 Series 2015-C27-A5 3.45% 02/15/2048 982,262
1,250,000 Series 2015-C30-A4 3.66% 09/15/2058 1,220,413
1,000,000 Series
2015-LC22-A4 3.84% 09/15/2058 974,307
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 317,469
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 973,322
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 703,730
725,000 Series 2016-C33-A4 3.43% 03/15/2059 697,843
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,196,574
WFRBS Commercial Mortgage Trust ,
125,391 Series 2013-C14-AS 3.49% 06/15/2046 120,202
500,000 Series 2014-C22-A5 3.75% 09/15/2057 494,765
165,810 Series 2014-C23-A4 3.65% 10/15/2057 165,078
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $80,956,141) 81,625,968
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
AREIT Trust ,
1,037,311 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 6.58%
(a)
01/20/2037 1,034,287
BXMT Ltd. ,
703,098 Series 2020-FL3-A
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.84%
(a)
11/15/2037 686,812
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,696,472) 1,721,099
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 13.5%
FHLMC ,
1,150,000 Pool WN2424 5.10% 06/01/2028 1,148,776
1,500,000 Pool WN2557 4.65% 12/01/2028 1,483,024
FHLMC Multifamily Structured Pass-Through Certificates ,
350,000 Series K068-A2 3.24% 08/25/2027 333,572
1,720,000 Series K509-A2 4.85% 09/25/2028 1,716,857
2,259,826 Series K751-A1 4.37% 03/25/2030 2,229,470
FNMA ,
1,810,000 Pool AN1461 2.59% 05/01/2026 1,728,055
457,608 Pool AN5468 3.22% 05/01/2027 437,562
438,444 Pool AN7502 3.15% 11/01/2027 416,267
1,100,000 Pool BL0240 3.54% 11/01/2025 1,073,236
690,000 Pool BL0245 3.43% 11/01/2025 672,217
1,731,806 Pool BL4949 2.48% 11/01/2029 1,556,673
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
750,000 Pool BS7662 4.90% 03/01/2028 746,812
1,500,000 Pool BZ0122 4.69% 01/01/2029 1,492,167
750,000 Pool BZ0238 5.79% 01/01/2029 762,840
FNMA ACES ,
4,186,425 Series 2022-M13-A1 2.68%
(b)
04/25/2032 3,874,360
Total US Government and Agency Mortgage
Backed Obligations
(Cost $19,611,378) 19,671,888
SHORT TERM INVESTMENTS 3.8%
2,771,171 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(d)
2,771,171
2,771,171 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(d)
2,771,171
Total Short Term Investments
(Cost $5,542,342) 5,542,342
Total Investments 101.2%
(Cost $146,193,816) 147,321,883
Liabilities in Excess of Other Assets (1.2)% (1,723,438)
NET ASSETS 100.0% $145,598,445

|
June 30, 2024

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2024
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
ACES Alternative Credit Enhancement Securities

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
June 30, 2024

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 15.4%
CIM Trust ,
870,382 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 854,998
Connecticut Avenue Securities Trust ,
835,462 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95%) 7.29%
(b)
09/25/2043 842,052
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 7.14%
(b)
01/25/2044 2,030,399
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 7.14%
(b)
02/25/2044 1,517,115
CSMC Trust ,
916,495 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 864,379
1,005,546 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 868,898
Deephaven Residential Mortgage Trust ,
821,486 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 780,491
FHLMC STACR REMIC Trust ,
638,077 Series
2021-HQA3-M1
(SOFR 30 Day
Average + 0.85%) 6.19%
(b)
09/25/2041 636,928
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90%) 8.24%
(b)
04/25/2042 1,040,517
1,495,121 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00%) 7.34%
(b)
06/25/2043 1,508,703
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 7.29%
(b)
02/25/2044 6,069,090
6,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 7.34%
(b)
03/25/2044 6,043,397
New Residential Mortgage Loan Trust ,
5,420,121 Series
2024-NQM1-A1 6.13%
(b)(c)
03/25/2064 5,437,757
OBX Trust ,
1,347,225 Series
2023-NQM10-A1 6.46%
(b)(c)
10/25/2063 1,354,843
812,971 Series
2023-NQM3-A1 5.95%
(b)(c)
02/25/2063 810,166
1,631,568 Series
2023-NQM5-A1A 6.57%
(b)(c)
06/25/2063 1,644,799
1,843,570 Series
2024-NQM1-A2 6.25%
(b)(c)
11/25/2063 1,841,376
958,140 Series
2024-NQM4-A1 6.07%
(b)(c)
01/25/2064 957,340
1,956,594 Series
2024-NQM6-A1 6.45%
(b)(c)
02/25/2064 1,972,356
Verus Securitization Trust ,
1,595,687 Series 2023-5-A1 6.48%
(b)(c)
06/25/2068 1,599,348
881,955 Series 2023-7-A1 7.07%
(b)(c)
10/25/2068 897,242
1,778,256 Series 2023-8-A1 6.26%
(b)(c)
12/25/2068 1,785,039
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
939,557 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 955,492
1,861,603 Series 2024-1-A2 5.92%
(b)(c)
01/25/2069 1,850,671
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $43,877,396) 44,163,396
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 94.5%
FHLMC REMICS ,
2,111,295 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap) 5.95% 11/15/2046 2,075,877
1,343,073 Series 5008-DI 3.00%
(d)
09/25/2050 182,419
6,423,669 Series 5083-IH 2.50%
(d)
03/25/2051 991,842
3,133,983 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,373,651
6,208,468 Series 5188-IA 3.00%
(d)
02/25/2052 987,619
FHLMC UMBS ,
5,838,978 Pool QH2160 6.00% 10/01/2053 5,937,116
5,483,246 Pool RA2853 2.50% 06/01/2050 4,519,793
3,102,818 Pool RA9431 5.50% 07/01/2053 3,080,946
4,555,453 Pool SD0500 3.00% 08/01/2050 3,964,269
2,443,773 Pool SD2912 5.00% 05/01/2053 2,378,994
4,694,174 Pool SD2969 2.50% 05/01/2052 3,906,940
2,061,372 Pool SD3139 3.50% 07/01/2052 1,826,301
4,156,418 Pool SD3354 5.00% 06/01/2053 4,018,979
2,872,765 Pool SD3592 5.50% 08/01/2053 2,847,654
2,855,289 Pool SD3745 6.00% 09/01/2053 2,883,211
4,790,274 Pool SD4270 2.00% 02/01/2052 3,816,645
4,801,657 Pool SD4296 2.00% 02/01/2052 3,812,056
5,803,538 Pool SD4400 2.00% 02/01/2051 4,622,679
10,716,261 Pool SD4608 2.50% 08/01/2051 8,946,974
4,874,320 Pool SD4650 5.00% 01/01/2054 4,740,922
4,710,759 Pool SD4794 6.50% 01/01/2054 4,867,544
2,871,513 Pool SD4888 6.00% 02/01/2054 2,906,064
7,185,046 Pool SD5525 5.50% 06/01/2054 7,171,095
2,953,000 Pool SD5617 6.00% 06/01/2054 3,004,415
6,401,804 Pool SD7550 3.00% 02/01/2052 5,569,210
4,897,813 Pool SD7565 5.50% 09/01/2053 4,886,529
7,293,666 Pool SD7567 5.50% 02/01/2054 7,301,358
2,958,684 Pool SD8288 5.00% 01/01/2053 2,863,675
4,714,940 Pool SD8373 6.00% 11/01/2053 4,731,318
FNMA REMICS ,
1,332,715 Series 2017-99-PY 4.00% 12/25/2047 1,225,079
3,687,263 Series 2021-3-NI 2.50%
(d)
02/25/2051 554,869
5,880,104 Series 2021-88-KI 3.50%
(d)
03/25/2046 1,007,178
6,023,841 Series 2021-94- 3.00%
(d)
01/25/2052 1,030,300
5,312,807 Series 2023-51-BI 3.50%
(d)
04/25/2053 1,014,046
5,895,860 Series 2024-9-BI 3.00%
(d)
03/25/2051 1,018,824
FNMA UMBS ,
7,476,296 Pool CA6032 2.50% 06/01/2050 6,225,339
3,199,076 Pool CB6266 6.00% 05/01/2053 3,227,705
9,689,998 Pool CB7270 6.00% 10/01/2053 9,798,106
2,873,512 Pool CB7781 5.50% 01/01/2054 2,839,402
1,927,186 Pool CB8020 6.50% 02/01/2054 1,965,238
4,666,549 Pool FM4752 2.50% 11/01/2050 3,888,103
5,990,373 Pool FM7529 3.00% 05/01/2051 5,168,857
2,150,271 Pool FM8533 2.50% 03/01/2051 1,795,676
6,248,356 Pool FS0984 3.00% 04/01/2052 5,396,482
4,000,549 Pool FS2040 2.00% 02/01/2052 3,141,455

|
June 30, 2024

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
4,868,290 Pool FS2141 3.50% 06/01/2052 4,340,946
5,562,207 Pool FS5600 2.50% 06/01/2052 4,629,895
2,833,172 Pool FS5704 2.00% 04/01/2052 2,237,066
5,590,678 Pool FS6476 2.50% 11/01/2051 4,650,238
4,762,000 Pool FS6480 2.50% 11/01/2051 3,975,934
11,636,080 Pool FS6744 2.50% 10/01/2051 9,703,273
3,882,388 Pool FS7114 5.50% 02/01/2054 3,864,062
7,067,723 Pool FS7738 6.00% 03/01/2054 7,186,526
3,723,903 Pool MA3357 4.00% 05/01/2048 3,468,495
4,760,697 Pool MA4492 2.00% 12/01/2051 3,735,543
3,791,697 Pool MA4733 4.50% 09/01/2052 3,579,021
466,194 Pool MA5038 5.00% 06/01/2053 450,800
2,750,671 Pool MA5039 5.50% 06/01/2053 2,715,158
FNMA/FHLMC UMBS, 30 Year, Single Family ,
6,094,000 Pool 3.00%
(e)
07/25/2054 5,184,661
28,100,000 Pool 6.00%
(e)
07/25/2054 28,182,324
GNMA ,
6,027,696 Series 2015-124-VZ 3.50% 09/20/2045 5,492,122
984,007 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap) 5.85% 09/20/2046 964,114
3,362,841 Series 2018-146-Z 3.50% 10/20/2048 3,004,070
17,547 Series 2018-22-GZ 3.00% 02/20/2048 15,193
1,390,222 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap) 5.90% 03/20/2049 1,368,460
17,567,639 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,453,818
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,541,578 Series 2020-153-CI 2.50%
(d)
10/20/2050 464,603
10,718,759 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,718,592
2,927,082 Series 2020-17-IG 3.00%
(d)
02/20/2050 459,418
4,007,047 Series 2020-183-JI 2.50%
(d)
11/20/2050 594,213
2,141,448 Series 2021-142- 3.00%
(d)
08/20/2051 342,238
4,004,876 Series 2021-206-AI 3.50%
(d)
11/20/2051 706,001
6,208,300 Series 2021-57-JI 3.00%
(d)
03/20/2051 977,224
8,096,754 Series 2022-83- 2.50%
(d)
11/20/2051 1,146,917
5,171,526 Series 2023-24-IH 3.50%
(d)
07/20/2051 962,279
6,167,223 Series 2024-24-BI 3.00%
(d)
12/20/2051 993,699
8,938,618 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,540,070
Total US Government and Agency Mortgage
Backed Obligations
(Cost $272,434,218) 271,619,727
SHORT TERM INVESTMENTS 0.9%
1,250,727 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(f)
1,250,727
1,250,727 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(f)
1,250,727
Total Short Term Investments
(Cost $2,501,454) 2,501,454
Total Investments 110.8%
(Cost $318,813,068) 318,284,577
Liabilities in Excess of Other Assets (10.8)% (31,035,868)
NET ASSETS 100.0% $287,248,709
(a) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
(Unaudited)
June 30, 2024
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 10 Year Ultra Bond Long 60 09/19/2024 $ 6,811,875 $ 70,417
U.S. Treasury Long Bond Long 141 09/19/2024 16,682,063 314,121
U.S. Treasury 5 Year Note Long 255 09/30/2024 27,177,422 246,490
U.S. Treasury 2 Year Note Long 330 09/30/2024 67,392,188 (61,666)
$569,362
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
June 30, 2024
|
June 30, 2024

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 99.7%
1,393,097 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(a)(b)
1,393,097
1,393,097 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(a)(b)
1,393,097
2,700,000 U.S. Treasury Bills 0.00%
(b)
07/11/2024 2,696,065
2,000,000 U.S. Treasury Bills 0.00%
(b)
07/30/2024 1,991,550
10,100,000 U.S. Treasury Bills 0.00%
(b)
09/10/2024 9,995,810
Total Short Term Investments
(Cost $17,469,513) 17,469,619
Total Investments 99.7%
(Cost $17,469,513) 17,469,619
Other Assets in Excess of Liabilities 0.3% 45,486
NET ASSETS 100.0% $17,515,105
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 07/24/2024 $ 17,500,000 $ 49,348 $ — $ 49,348
$49,348 $— $49,348
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index. This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting
(relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/
details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
June 30, 2024

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.4%
AEROSPACE & DEFENSE 1.9%
153 Boeing Co. (The)
(a)
27,848
94 General Dynamics Corp. 27,273
174 General Electric Co. 27,661
112 Huntington Ingalls Industries, Inc. 27,589
125 L3Harris Technologies, Inc. 28,072
59 Lockheed Martin Corp. 27,559
62 Northrop Grumman Corp. 27,029
262 RTX Corp. 26,302
323 Textron, Inc. 27,733
247,066
AIR FREIGHT & LOGISTICS 1.1%
322 CH Robinson Worldwide, Inc. 28,375
232 Expeditors International of Washington, Inc. 28,951
113 FedEx Corp. 33,882
558 GXO Logistics, Inc.
(a)
28,179
202 United Parcel Service, Inc. - Class B 27,644
147,031
AUTOMOBILE COMPONENTS 1.0%
221 Autoliv, Inc. (Sweden) 23,645
783 BorgWarner, Inc. 25,244
2,009 Dana, Inc. 24,349
2,263 Goodyear Tire & Rubber Co. (The)
(a)
25,684
222 Lear Corp. 25,355
124,277
AUTOMOBILES 0.9%
2,302 Ford Motor Co. 28,867
614 General Motors Co. 28,526
159 Tesla, Inc.
(a)
31,464
287 Thor Industries, Inc. 26,820
115,677
BANKS 3.3%
707 Bank of America Corp. 28,117
455 Citigroup, Inc. 28,874
810 Citizens Financial Group, Inc. 29,184
766 Fifth Third Bancorp 27,951
16 First Citizens BancShares, Inc. - Class A 26,938
2,063 Huntington Bancshares, Inc. 27,190
122 JPMorgan Chase & Co. 24,676
1,995 KeyCorp 28,349
190 M&T Bank Corp. 28,758
8,595 New York Community Bancorp, Inc. 27,676
182 PNC Financial Services Group, Inc. (The) 28,297
1,494 Regions Financial Corp. 29,941
759 Truist Financial Corp. 29,487
707 US Bancorp 28,068
474 Wells Fargo & Co. 28,151
421,657
BEVERAGES 1.3%
448 Coca-Cola Co. (The) 28,515
112 Constellation Brands, Inc. - Class A 28,814
817 Keurig Dr Pepper, Inc. 27,288
526 Molson Coors Beverage Co. - Class B 26,737
545 Monster Beverage Corp.
(a)
27,223
163 PepsiCo, Inc. 26,884
165,461
BIOTECHNOLOGY 1.3%
175 AbbVie, Inc. 30,016
91 Amgen, Inc. 28,433
121 Biogen, Inc.
(a)
28,050
SHARES SECURITY DESCRIPTION VALUE $
442 Gilead Sciences, Inc. 30,326
27 Regeneron Pharmaceuticals, Inc.
(a)
28,378
59 Vertex Pharmaceuticals, Inc.
(a)
27,654
172,857
BROADLINE RETAIL 1.5%
158 Amazon.com, Inc.
(a)
30,533
1,249 Coupang, Inc. (South Korea)
(a)
26,167
523 eBay, Inc. 28,096
1,163 Kohl's Corp. 26,737
1,482 Macy's, Inc. 28,454
1,216 Nordstrom, Inc. 25,804
39,056 Qurate Retail, Inc.
(a)
24,605
190,396
BUILDING PRODUCTS 1.1%
184 Builders FirstSource, Inc.
(a)
25,467
456 Carrier Global Corp. 28,765
409 Masco Corp. 27,268
157 Owens Corning 27,274
240 UFP Industries, Inc. 26,880
135,654
CAPITAL MARKETS 3.5%
65 Ameriprise Financial, Inc. 27,767
473 Bank of New York Mellon Corp. (The) 28,328
35 BlackRock, Inc. 27,556
387 Charles Schwab Corp. (The) 28,518
1,202 Franklin Resources, Inc. 26,865
62 Goldman Sachs Group, Inc. (The) 28,044
223 Interactive Brokers Group, Inc. - Class A 27,340
210 Intercontinental Exchange, Inc. 28,747
609 Jefferies Financial Group, Inc.
(a)
30,304
98 LPL Financial Holdings, Inc. 27,371
289 Morgan Stanley 28,088
336 Northern Trust Corp. 28,217
232 Raymond James Financial, Inc. 28,678
65 S&P Global, Inc. 28,990
374 State Street Corp. 27,676
377 StoneX Group, Inc.
(a)
28,392
450,881
CHEMICALS 2.9%
103 Air Products and Chemicals, Inc. 26,579
233 Albemarle Corp. 22,256
191 Celanese Corp. - Class A 25,764
509 Corteva, Inc. 27,455
502 Dow, Inc. 26,631
347 DuPont de Nemours, Inc. 27,930
285 Eastman Chemical Co. 27,921
121 Ecolab, Inc. 28,799
294 International Flavors & Fragrances, Inc. 27,993
917 Mosaic Co. (The) 26,501
214 PPG Industries, Inc. 26,940
256 RPM International, Inc. 27,566
93 Sherwin-Williams Co. (The) 27,754
179 Westlake Corp. 25,923
376,012
COMMERCIAL SERVICES & SUPPLIES 0.9%
593 ABM Industries, Inc. 29,988
41 Cintas Corp. 28,711
152 Republic Services, Inc. 29,540
139 Waste Management, Inc. 29,654
117,893

|
June 30, 2024

SHARES SECURITY DESCRIPTION VALUE $
COMMUNICATIONS EQUIPMENT 0.5%
605 Cisco Systems, Inc. 28,744
77 Motorola Solutions, Inc. 29,725
58,469
CONSTRUCTION & ENGINEERING 1.1%
329 AECOM 28,999
75 EMCOR Group, Inc. 27,381
645 Fluor Corp.
(a)
28,090
251 MasTec, Inc.
(a)
26,854
103 Quanta Services, Inc. 26,171
137,495
CONSTRUCTION MATERIALS 0.2%
111 Vulcan Materials Co. 27,603
CONSUMER FINANCE 1.1%
729 Ally Financial, Inc. 28,919
118 American Express Co. 27,323
205 Capital One Financial Corp. 28,382
229 Discover Financial Services 29,955
646 Synchrony Financial 30,486
145,065
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.4%
1,370 Albertsons Cos., Inc. - Class A 27,058
553 Andersons, Inc. (The) 27,429
323 BJ's Wholesale Club Holdings, Inc.
(a)
28,372
85 Casey's General Stores, Inc. 32,433
34 Costco Wholesale Corp. 28,900
201 Dollar General Corp. 26,578
232 Dollar Tree, Inc.
(a)
24,771
543 Kroger Co. (The) 27,112
395 Performance Food Group Co.
(a)
26,113
1,433 SpartanNash Co. 26,883
383 Sysco Corp. 27,342
182 Target Corp. 26,943
2,297 United Natural Foods, Inc.
(a)
30,091
530 US Foods Holding Corp.
(a)
28,079
1,769 Walgreens Boots Alliance, Inc. 21,396
429 Walmart, Inc. 29,048
438,548
CONTAINERS & PACKAGING 1.8%
125 Avery Dennison Corp. 27,331
406 Ball Corp. 24,368
455 Berry Global Group, Inc. 26,777
336 Crown Holdings, Inc. 24,995
1,010 Graphic Packaging Holding Co. 26,472
613 International Paper Co. 26,451
2,275 O-I Glass, Inc.
(a)
25,321
153 Packaging Corp. of America 27,932
517 Westrock Co. 25,984
235,631
DISTRIBUTORS 0.6%
760 A-Mark Precious Metals, Inc. 24,601
195 Genuine Parts Co. 26,972
651 LKQ Corp. 27,076
78,649
DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
1,559 AT&T, Inc. 29,793
21,738 Lumen Technologies, Inc.
(a)
23,912
685 Verizon Communications, Inc. 28,249
81,954
SHARES SECURITY DESCRIPTION VALUE $
ELECTRIC UTILITIES 2.9%
311 American Electric Power Co., Inc. 27,286
135 Constellation Energy Corp. 27,036
272 Duke Energy Corp. 27,263
368 Edison International 26,426
250 Entergy Corp. 26,750
470 Eversource Energy 26,654
755 Exelon Corp. 26,131
699 FirstEnergy Corp. 26,751
361 NextEra Energy, Inc. 25,562
357 NRG Energy, Inc. 27,795
1,543 PG&E Corp. 26,941
961 PPL Corp. 26,572
350 Southern Co. (The) 27,150
509 Xcel Energy, Inc. 27,186
375,503
ELECTRICAL EQUIPMENT 0.5%
258 Emerson Electric Co. 28,421
109 Rockwell Automation, Inc. 30,006
58,427
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
428 Amphenol Corp. - Class A 28,834
213 Arrow Electronics, Inc.
(a)
25,722
515 Avnet, Inc. 26,517
126 CDW Corp. 28,204
752 Corning, Inc. 29,216
143 Insight Enterprises, Inc.
(a)
28,365
240 Jabil, Inc. 26,110
419 Sanmina Corp.
(a)
27,759
216 TD SYNNEX Corp. 24,926
245,653
ENERGY EQUIPMENT & SERVICES 0.7%
877 Baker Hughes Co. 30,844
809 Halliburton Co. 27,328
1,584 NOV, Inc. 30,112
88,284
ENTERTAINMENT 1.1%
210 Electronic Arts, Inc. 29,259
298 Live Nation Entertainment, Inc.
(a)
27,935
45 Netflix, Inc.
(a)
30,370
273 Walt Disney Co. (The) 27,106
3,369 Warner Bros Discovery, Inc.
(a)
25,065
139,735
FINANCIAL SERVICES 2.1%
67 Berkshire Hathaway, Inc. - Class B
(a)
27,256
435 Block, Inc. - Class A
(a)
28,053
687 Equitable Holdings, Inc. 28,071
370 Fidelity National Information Services, Inc. 27,883
190 Fiserv, Inc.
(a)
28,318
282 Global Payments, Inc. 27,269
63 Mastercard, Inc. - Class A 27,793
445 PayPal Holdings, Inc.
(a)
25,823
104 Visa, Inc. - Class A 27,297
369 Voya Financial, Inc. 26,254
274,017
FOOD PRODUCTS 2.7%
454 Archer-Daniels-Midland Co. 27,444
637 Campbell Soup Co. 28,787
943 Conagra Brands, Inc. 26,800
414 General Mills, Inc. 26,190
143 Hershey Co. (The) 26,288

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
June 30, 2024
SHARES SECURITY DESCRIPTION VALUE $
909 Hormel Foods Corp. 27,715
242 Ingredion, Inc. 27,757
251 J M Smucker Co. (The) 27,369
467 Kellanova 26,937
801 Kraft Heinz Co. (The) 25,808
417 Mondelez International, Inc. - Class A 27,288
8 Seaboard Corp. 25,286
494 Tyson Foods, Inc. - Class A 28,227
351,896
GAS UTILITIES 0.2%
1,112 UGI Corp. 25,465
GROUND TRANSPORTATION 2.2%
247 Avis Budget Group, Inc. 25,816
850 CSX Corp. 28,433
6,857 Hertz Global Holdings, Inc.
(a)
24,205
176 JB Hunt Transport Services, Inc. 28,160
578 Knight-Swift Transportation Holdings, Inc. -
Class A 28,854
126 Norfolk Southern Corp. 27,051
232 Ryder System, Inc. 28,740
443 Uber Technologies, Inc.
(a)
32,197
123 Union Pacific Corp. 27,830
274 XPO, Inc.
(a)
29,085
280,371
HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
273 Abbott Laboratories 28,367
823 Baxter International, Inc. 27,529
118 Becton Dickinson & Co. 27,578
373 Boston Scientific Corp.
(a)
28,725
367 GE HealthCare Technologies, Inc. 28,597
70 Intuitive Surgical, Inc.
(a)
31,139
82 Stryker Corp. 27,901
247 Zimmer Biomet Holdings, Inc. 26,807
226,643
HEALTH CARE PROVIDERS & SERVICES 4.2%
2,449 BrightSpring Health Services, Inc.
(a)
27,821
282 Cardinal Health, Inc. 27,726
122 Cencora, Inc. 27,487
395 Centene Corp.
(a)
26,189
82 Cigna Group (The) 27,107
7,359 Community Health Systems, Inc.
(a)
24,726
467 CVS Health Corp. 27,581
192 DaVita, Inc.
(a)
26,605
51 Elevance Health, Inc. 27,635
85 HCA Healthcare, Inc. 27,309
405 Henry Schein, Inc.
(a)
25,961
77 Humana, Inc. 28,770
143 Labcorp Holdings, Inc. 29,101
49 McKesson Corp. 28,618
89 Molina Healthcare, Inc.
(a)
26,460
1,621 Owens & Minor, Inc.
(a)
21,884
199 Quest Diagnostics, Inc. 27,239
209 Tenet Healthcare Corp.
(a)
27,803
56 UnitedHealth Group, Inc. 28,519
151 Universal Health Services, Inc. - Class B 27,924
542,465
HOTELS, RESTAURANTS & LEISURE 3.4%
192 Airbnb, Inc. - Class A
(a)
29,113
881 Aramark 29,972
7 Booking Holdings, Inc. 27,731
787 Caesars Entertainment, Inc.
(a)
31,274
450 Chipotle Mexican Grill, Inc.
(a)
28,193
SHARES SECURITY DESCRIPTION VALUE $
186 Darden Restaurants, Inc. 28,146
255 DoorDash, Inc. - Class A
(a)
27,739
247 Expedia Group, Inc.
(a)
31,120
142 Hilton Worldwide Holdings, Inc. 30,984
629 Las Vegas Sands Corp. 27,833
123 Marriott International, Inc. - Class A 29,738
109 McDonald's Corp. 27,778
701 MGM Resorts International
(a)
31,152
345 Starbucks Corp. 26,858
786 Yum China Holdings, Inc. (China) 24,240
431,871
HOUSEHOLD DURABLES 1.9%
191 DR Horton, Inc. 26,918
175 Lennar Corp. - Class A 26,227
232 Mohawk Industries, Inc.
(a)
26,353
3,679 Newell Brands, Inc. 23,582
3 NVR, Inc.
(a)
22,766
242 PulteGroup, Inc. 26,644
486 Taylor Morrison Home Corp. - Class A
(a)
26,944
234 Toll Brothers, Inc. 26,952
303 Whirlpool Corp. 30,967
237,353
HOUSEHOLD PRODUCTS 0.9%
215 Clorox Co. (The) 29,341
304 Colgate-Palmolive Co. 29,500
209 Kimberly-Clark Corp. 28,884
170 Procter & Gamble Co. (The) 28,036
115,761
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.4%
1,355 AES Corp. (The) 23,807
299 Vistra Corp. 25,708
49,515
INDUSTRIAL CONGLOMERATES 0.5%
282 3M Co. 28,818
139 Honeywell International, Inc. 29,682
58,500
INDUSTRIAL REITS 0.2%
262 Prologis, Inc. 29,425
INSURANCE 4.9%
315 Aflac, Inc. 28,133
170 Allstate Corp. (The) 27,142
218 American Financial Group, Inc. 26,818
359 American International Group, Inc. 26,652
111 Arthur J Gallagher & Co. 28,783
162 Assurant, Inc. 26,933
241 Cincinnati Financial Corp. 28,462
557 Fidelity National Financial, Inc. 27,527
4,496 Genworth Financial, Inc. - Class A
(a)
27,156
277 Hartford Financial Services Group, Inc. (The) 27,850
851 Lincoln National Corp. 26,466
371 Loews Corp. 27,729
17 Markel Group, Inc.
(a)
26,786
136 Marsh & McLennan Cos., Inc. 28,658
394 MetLife, Inc. 27,655
898 Old Republic International Corp. 27,748
349 Principal Financial Group, Inc. 27,379
135 Progressive Corp. (The) 28,041
235 Prudential Financial, Inc. 27,540
135 Reinsurance Group of America, Inc. 27,711
133 Travelers Cos., Inc. (The) 27,044
522
Unum Group 26,679

|
June 30, 2024

SHARES SECURITY DESCRIPTION VALUE $
351 W R Berkley Corp. 27,582
632,474
INTERACTIVE MEDIA & SERVICES 0.5%
163 Alphabet, Inc. - Class A 29,690
58 Meta Platforms, Inc. - Class A 29,245
58,935
IT SERVICES 0.9%
429 Cognizant Technology Solutions Corp. - Class A 29,172
1,798 DXC Technology Co.
(a)
34,323
170 International Business Machines Corp. 29,402
1,070 Kyndryl Holdings, Inc.
(a)
28,152
121,049
LEISURE PRODUCTS 0.2%
342 Polaris, Inc. 26,782
LIFE SCIENCES TOOLS & SERVICES 0.6%
107 Danaher Corp. 26,734
129 IQVIA Holdings, Inc.
(a)
27,276
49 Thermo Fisher Scientific, Inc. 27,097
81,107
MACHINERY 2.8%
266 AGCO Corp. 26,036
85 Caterpillar, Inc. 28,314
102 Cummins, Inc. 28,247
77 Deere & Co. 28,770
155 Dover Corp. 27,970
117 Illinois Tool Works, Inc. 27,724
251 Oshkosh Corp. 27,158
286 Otis Worldwide Corp. 27,530
267 PACCAR, Inc. 27,485
55 Parker-Hannifin Corp. 27,820
323 Stanley Black & Decker, Inc. 25,804
169 Westinghouse Air Brake Technologies Corp. 26,710
202 Xylem, Inc. 27,397
356,965
MEDIA 2.1%
10,663 Altice USA, Inc. - Class A
(a)
21,753
97 Charter Communications, Inc. - Class A
(a)
28,998
709 Comcast Corp. - Class A 27,764
1,457 EchoStar Corp. - Class A
(a)
25,949
803 Fox Corp. - Class A 27,599
907 Interpublic Group of Cos., Inc. (The) 26,385
1,253 Liberty Media Corp-Liberty SiriusXM - Class
A
(a)
27,754
1,029 News Corp. - Class A 28,370
311 Omnicom Group, Inc. 27,897
2,159 Paramount Global - Class B 22,432
264,901
METALS & MINING 1.9%
637 Alcoa Corp. 25,340
1,629 Cleveland-Cliffs, Inc.
(a)
25,070
509 Commercial Metals Co. 27,990
542 Freeport-McMoRan, Inc. 26,341
670 Newmont Corp. 28,054
168 Nucor Corp. 26,557
94 Reliance, Inc. 26,846
213 Steel Dynamics, Inc. 27,584
733 United States Steel Corp. 27,707
241,489
SHARES SECURITY DESCRIPTION VALUE $
MULTI-UTILITIES 1.9%
381 Ameren Corp. 27,093
914 CenterPoint Energy, Inc. 28,315
447 CMS Energy Corp. 26,610
299 Consolidated Edison, Inc. 26,737
523 Dominion Energy, Inc. 25,627
241 DTE Energy Co. 26,753
375 Public Service Enterprise Group, Inc. 27,638
366 Sempra 27,838
346 WEC Energy Group, Inc. 27,147
243,758
OIL, GAS & CONSUMABLE FUELS 5.3%
957 APA Corp. 28,174
175 Cheniere Energy, Inc. 30,595
309 Chesapeake Energy Corp. 25,397
178 Chevron Corp. 27,843
247 ConocoPhillips 28,252
1,122 Delek US Holdings, Inc. 27,781
595 Devon Energy Corp. 28,203
147 Diamondback Energy, Inc. 29,428
235 EOG Resources, Inc. 29,579
246 Exxon Mobil Corp. 28,320
189 Hess Corp. 27,881
521 HF Sinclair Corp. 27,790
1,446 Kinder Morgan, Inc. 28,732
161 Marathon Petroleum Corp. 27,930
463 Occidental Petroleum Corp. 29,183
354 ONEOK, Inc. 28,869
579 Ovintiv, Inc. 27,138
1,083 Par Pacific Holdings, Inc.
(a)
27,346
624 PBF Energy, Inc. - Class A 28,716
203 Phillips 66 28,658
242 Targa Resources Corp. 31,164
183 Valero Energy Corp. 28,687
688 Williams Cos., Inc. (The) 29,240
1,056 World Kinect Corp. 27,245
682,151
PASSENGER AIRLINES 1.3%
669 Alaska Air Group, Inc.
(a)
27,028
2,443 American Airlines Group, Inc.
(a)
27,679
552 Delta Air Lines, Inc. 26,187
4,977 JetBlue Airways Corp.
(a)
30,309
1,016 Southwest Airlines Co. 29,068
530 United Airlines Holdings, Inc.
(a)
25,790
166,061
PERSONAL CARE PRODUCTS 0.2%
226 Estee Lauder Cos., Inc. (The) - Class A 24,046
PHARMACEUTICALS 1.5%
671 Bristol-Myers Squibb Co. 27,867
33 Eli Lilly & Co. 29,878
190 Johnson & Johnson 27,770
219 Merck & Co., Inc. 27,112
960 Pfizer, Inc. 26,861
2,637 Viatris, Inc. 28,031
162 Zoetis, Inc. - Class A 28,085
195,604
PROFESSIONAL SERVICES 1.5%
115 Automatic Data Processing, Inc. 27,449
186 Booz Allen Hamilton Holding Corp. 28,625
454 Concentrix Corp. 28,729
205 Jacobs Solutions, Inc. 28,641
193 Leidos Holdings, Inc. 28,155

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
June 30, 2024
SHARES SECURITY DESCRIPTION VALUE $
382 ManpowerGroup, Inc. 26,664
235 Science Applications International Corp. 27,624
195,887
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
323 CBRE Group, Inc. - Class A
(a)
28,783
141 Jones Lang LaSalle, Inc.
(a)
28,944
57,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
173 Advanced Micro Devices, Inc.
(a)
28,062
121 Analog Devices, Inc. 27,619
131 Applied Materials, Inc. 30,915
21 Broadcom, Inc. 33,716
931 Intel Corp. 28,833
37 KLA Corp. 30,507
30 Lam Research Corp. 31,946
296 Microchip Technology, Inc.
(a)
27,084
221 Micron Technology, Inc. 29,068
240 NVIDIA Corp. 29,650
386 ON Semiconductor Corp.
(a)
26,460
137 QUALCOMM, Inc. 27,288
145 Texas Instruments, Inc. 28,207
379,355
SOFTWARE 1.8%
64 Adobe, Inc.
(a)
35,555
49 Intuit, Inc. 32,203
67 Microsoft Corp. 29,946
237 Oracle Corp. 33,464
120 Salesforce, Inc. 30,852
42 ServiceNow, Inc.
(a)
33,040
134 Workday, Inc. - Class A
(a)
29,957
225,017
SPECIALIZED REITS 0.6%
143 American Tower Corp. 27,796
37 Equinix, Inc. 27,994
945 Weyerhaeuser Co. 26,829
82,619
SPECIALTY RETAIL 6.2%
417 Advance Auto Parts, Inc. 26,409
115 Asbury Automotive Group, Inc.
(a)
26,205
165 AutoNation, Inc.
(a)
26,298
9 AutoZone, Inc.
(a)
26,677
539 Bath & Body Works, Inc. 21,048
322 Best Buy Co., Inc. 27,141
119 Burlington Stores, Inc.
(a)
28,560
399 CarMax, Inc.
(a)
29,263
286 Carvana Co.
(a)
36,813
1,272 Chewy, Inc. - Class A
(a)
34,648
126 Dick's Sporting Goods, Inc. 27,071
1,002 Foot Locker, Inc. 24,970
952 Gap, Inc. (The) 22,743
89 Group 1 Automotive, Inc. 26,458
85 Home Depot, Inc. (The) 29,260
106 Lithia Motors, Inc. - Class A 26,760
SHARES SECURITY DESCRIPTION VALUE $
129 Lowe's Cos., Inc. 28,439
63 Murphy USA, Inc. 29,576
717 ODP Corp. (The)
(a)
28,157
29 O'Reilly Automotive, Inc.
(a)
30,625
183 Penske Automotive Group, Inc. 27,271
199 Ross Stores, Inc. 28,919
485 Sonic Automotive, Inc. - Class A 26,418
266 TJX Cos., Inc. (The) 29,287
105 Tractor Supply Co. 28,350
71 Ulta Beauty, Inc.
(a)
27,397
488 Wayfair, Inc. - Class A
(a)
25,732
94 Williams-Sonoma, Inc. 26,543
777,038
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.4%
145 Apple, Inc. 30,540
213 Dell Technologies, Inc. - Class C 29,375
1,576 Hewlett Packard Enterprise Co. 33,364
792 HP, Inc. 27,736
37 Super Micro Computer, Inc.
(a)
30,316
377 Western Digital Corp.
(a)
28,565
179,896
TEXTILES, APPAREL & LUXURY GOODS 1.0%
91 Lululemon Athletica, Inc.
(a)
27,182
297 NIKE, Inc. - Class B 22,385
229 PVH Corp. 24,244
400 Skechers USA, Inc. - Class A
(a)
27,647
2,019 VF Corp. 27,257
128,715
TOBACCO 0.4%
607 Altria Group, Inc. 27,649
273 Philip Morris International, Inc. 27,663
55,312
TRADING COMPANIES & DISTRIBUTORS 1.3%
290 Beacon Roofing Supply, Inc.
(a)
26,245
439 Fastenal Co.
(a)
27,587
43 United Rentals, Inc. 27,809
59 Watsco, Inc. 27,331
159 WESCO International, Inc. 25,205
31 WW Grainger, Inc. 27,969
162,146
Total Common Stocks
(Cost $12,385,483) 12,738,194
SHORT TERM INVESTMENTS 0.5%
32,330 JPMorgan U.S. Government Money
Market Fund - Class IM 5.25%
(b)
32,330
32,330 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.22%
(b)
32,330
Total Short Term Investments
(Cost $64,660) 64,660
Total Investments 99.9%
(Cost $12,450,143) 12,802,854
Other Assets in Excess of Liabilities 0.1% 8,703
NET ASSETS 100.0% $12,811,557
(a) Non-income producing security.
(b) Seven-day yield as of period end.

|
June 30, 2024

Notes to Schedule of Investments
(Unaudited)
June 30, 2024
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of June 30, 2024, the Trust consists of six series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities ETF
(the “Equities ETF”), DoubleLine Commercial Real Estate ETF (the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the
"Mortgage ETF"), DoubleLine Commodity Strategy ETF (the "Commodity Strategy ETF"), and DoubleLine Fortune 500 Equal Weight
ETF (the "Fortune 500 ETF") (each a “Fund” and collectively the “Funds”). The Opportunistic Bond ETF, Equities ETF, Commercial
Real Estate ETF, Mortgage ETF and Fortune 500 ETF are managed by DoubleLine ETF Adviser LP, and the Commodity Strategy ETF is
managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended June
30, 2024.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Bond ETF Seek to maximize current income and total return 3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
June 30, 2024
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as
Level 2 of the fair value hierarchy.
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Schedule of Investments
(Cont.)
(Unaudited)
June 30, 2024
|
June 30, 2024

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee
(as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine ETF Adviser or DoubleLine Alternatives LP (each, an “Adviser” and collectively, the
“Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation
Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 2024:
Category
DoubleLine
Opportunistic Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF
DoubleLine Mortgage
ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
DoubleLine Fortune 500
Equal Weight ETF
Investments in Securities
Level 1
Common Stocks $ — $ 377,511,932 $ — $ — $ — $ 12,738,194
Money Market Funds 8,317,950 703,682 5,542,342 2,501,454 2,786,194 64,660
Total Level 1 8,317,950 378,215,614 5,542,342 2,501,454 2,786,194 12,802,854
Level 2
US Government and
Agency Mortgage Backed
Obligations 60,191,444 — 19,671,888 271,619,727 — —
Non-Agency Commercial
Mortgage Backed
Obligations 14,732,037 — 81,625,968 — — —
Non-Agency Residential
Collateralized Mortgage
Obligations 28,981,448 — 1,721,099 44,163,396 — —
US Government and Agency
Obligations 59,928,906 — — — — —
US Corporate Bonds 41,958,128 — — — — —
Asset Backed Obligations 24,707,510 — 15,719,708 — — —
Collateralized Loan Obligations 12,793,052 — 23,040,878 — — —
Foreign Corporate Bonds 20,653,161 — — — — —
Other Short Term Investments — — — — 14,683,425 —
Bank Loans 8,644,263 — — — — —
Total Level 2 272,589,949 — 141,779,541 315,783,123 14,683,425 —
Level 3 — — — — — —
Total $ 280,907,899 $ 378,215,614 $ 147,321,883 $ 318,284,577 $ 17,469,619 $ 12,802,854
Other Financial Instruments
Level 1
Futures $ 713,432 $ — $ — $ 569,362 $ — $ —
Total Level 1 713,432 — — 569,362 — —
Level 2
Excess Return Swaps — — — — 49,348 —
Unfunded Loan Commitments 65 — — — — —
Total Level 2 65 — — — 49,348 —
Level 3 — — — — — —
Total $ 713,497 $ — $ — $ 569,362 $ 49,348 $ —
See the Schedules of Investments for further disaggregation of investment categories.